UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09333
                                                     ---------

                     Oppenheimer Main Street Small Cap Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                      Date of reporting period: 03/31/2008
                                                ----------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
COMMON STOCKS--99.0%
---------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY--13.0%
---------------------------------------------------------------------------------------------------------

AUTO COMPONENTS--1.5%
Aftermarket Technology Corp. 1                                    112,000              $      2,177,280
---------------------------------------------------------------------------------------------------------
American Axle & Manufacturing Holdings, Inc. 2                    605,600                    12,414,800
---------------------------------------------------------------------------------------------------------
Amerigon, Inc. 1,2                                                189,700                     2,807,560
---------------------------------------------------------------------------------------------------------
ArvinMeritor, Inc. 2                                              323,400                     4,045,734
---------------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                     142,300                     7,143,460
---------------------------------------------------------------------------------------------------------
Borg-Warner Automotive, Inc.                                      129,200                     5,559,476
---------------------------------------------------------------------------------------------------------
Cooper Tire & Rubber Co. 2                                        615,120                     9,208,346
---------------------------------------------------------------------------------------------------------
Drew Industries, Inc. 1,2                                         218,800                     5,351,848
---------------------------------------------------------------------------------------------------------
Exide Technologies 1,2                                             48,100                       630,110
---------------------------------------------------------------------------------------------------------
Fuel Systems Solutions, Inc. 1,2                                   16,500                       219,945
---------------------------------------------------------------------------------------------------------
Gentex Corp. 2                                                    382,500                     6,559,875
---------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc. 1,2                              72,900                       203,391
---------------------------------------------------------------------------------------------------------
Lear Corp. 1,2                                                    438,200                    11,353,762
---------------------------------------------------------------------------------------------------------
Shiloh Industries, Inc. 2                                          17,100                       191,007
---------------------------------------------------------------------------------------------------------
Stoneridge, Inc. 1,2                                                7,100                        95,495
---------------------------------------------------------------------------------------------------------
Tenneco, Inc. 1,2                                                 329,200                     9,197,848
                                                                                       ------------------
                                                                                             77,159,937
---------------------------------------------------------------------------------------------------------

AUTOMOBILES--0.3%
Fleetwood Enterprises, Inc. 1,2                                   200,500                       922,300
---------------------------------------------------------------------------------------------------------
Monaco Coach Corp. 2                                              192,800                     1,827,744
---------------------------------------------------------------------------------------------------------
Thor Industries, Inc. 2                                           375,000                    11,163,750
                                                                                       ------------------
                                                                                             13,913,794
---------------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES--0.0%
Kimball International, Inc., Cl. B 2                              158,030                     1,694,082
---------------------------------------------------------------------------------------------------------

DISTRIBUTORS--0.1%
Core-Mark Holding Co., Inc. 1,2                                    23,300                       669,642
---------------------------------------------------------------------------------------------------------
LKQ Corp. 1,2                                                     171,900                     3,862,593
                                                                                       ------------------
                                                                                              4,532,235
---------------------------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES--0.9%
Apollo Group, Inc., Cl. A 1                                         3,600                       155,520
---------------------------------------------------------------------------------------------------------
Capella Education Co. 1,2                                         123,330                     6,733,818
---------------------------------------------------------------------------------------------------------
Coinstar, Inc. 1,2                                                225,200                     6,337,128
---------------------------------------------------------------------------------------------------------
DeVry, Inc.                                                       204,800                     8,568,832
---------------------------------------------------------------------------------------------------------
ITT Educational Services, Inc. 1,2                                 79,000                     3,628,470
---------------------------------------------------------------------------------------------------------
K12, Inc. 1                                                        23,650                       463,304
---------------------------------------------------------------------------------------------------------
Matthews International Corp., Cl. A 2                              50,500                     2,436,625
---------------------------------------------------------------------------------------------------------
Noah Education Holdings Ltd., ADR 1,2                             133,220                       740,703
---------------------------------------------------------------------------------------------------------
Pre-Paid Legal Services, Inc. 1                                    57,800                     2,451,298
---------------------------------------------------------------------------------------------------------
Service Corp. International                                       356,300                     3,612,882
---------------------------------------------------------------------------------------------------------
Sotheby's 2                                                       266,300                     7,698,733
---------------------------------------------------------------------------------------------------------

                   1 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES CONTINUED
Steiner Leisure Ltd. 1,2                                           64,900              $      2,141,700
                                                                                       ------------------
                                                                                             44,969,013
---------------------------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE--0.9%
Ambassadors Group, Inc. 2                                          12,700                       239,903
---------------------------------------------------------------------------------------------------------
Bally Technologies, Inc. 1,2                                      214,200                     7,355,628
---------------------------------------------------------------------------------------------------------
Bob Evans Farms, Inc. 2                                           308,000                     8,497,720
---------------------------------------------------------------------------------------------------------
Brinker International, Inc.                                       194,800                     3,613,540
---------------------------------------------------------------------------------------------------------
CBRL Group, Inc. 2                                                121,526                     4,346,985
---------------------------------------------------------------------------------------------------------
CEC Entertainment, Inc. 1                                           6,100                       176,168
---------------------------------------------------------------------------------------------------------
Chipotle Mexican Grill, Inc., Cl. A 1,2                            32,800                     3,720,504
---------------------------------------------------------------------------------------------------------
Churchill Downs, Inc. 2                                             4,400                       207,856
---------------------------------------------------------------------------------------------------------
Denny's Corp. 1,2                                                 617,400                     1,839,852
---------------------------------------------------------------------------------------------------------
Domino's Pizza, Inc.                                               47,700                       643,473
---------------------------------------------------------------------------------------------------------
Monarch Casino & Resort, Inc. 1,2                                  88,900                     1,574,419
---------------------------------------------------------------------------------------------------------
Premier Exhibitions, Inc. 1,2                                     147,600                       891,504
---------------------------------------------------------------------------------------------------------
Riviera Holdings Corp. 1,2                                          4,600                        94,806
---------------------------------------------------------------------------------------------------------
WMS Industries, Inc. 1                                            191,100                     6,873,867
---------------------------------------------------------------------------------------------------------
Wyndham Worldwide Corp.                                           258,300                     5,341,644
                                                                                       ------------------
                                                                                             45,417,869
---------------------------------------------------------------------------------------------------------

HOUSEHOLD DURABLES--2.2%
American Greetings Corp., Cl. A 2                                 694,200                    12,877,410
---------------------------------------------------------------------------------------------------------
Blyth, Inc. 2                                                     336,400                     6,633,808
---------------------------------------------------------------------------------------------------------
Centex Corp.                                                      158,100                     3,827,601
---------------------------------------------------------------------------------------------------------
Champion Enterprises, Inc. 1,2                                    228,900                     2,295,867
---------------------------------------------------------------------------------------------------------
CSS Industries, Inc. 2                                             88,292                     3,086,688
---------------------------------------------------------------------------------------------------------
Helen of Troy Ltd. 1,2                                             56,700                       950,859
---------------------------------------------------------------------------------------------------------
Hooker Furniture Corp. 2                                           68,200                     1,523,588
---------------------------------------------------------------------------------------------------------
KB Home 2                                                         232,200                     5,742,306
---------------------------------------------------------------------------------------------------------
La-Z-Boy, Inc. 2                                                   63,600                       530,424
---------------------------------------------------------------------------------------------------------
Lennar Corp., Cl. A 2                                             478,500                     9,000,585
---------------------------------------------------------------------------------------------------------
Mohawk Industries, Inc. 1,2                                       112,800                     8,077,608
---------------------------------------------------------------------------------------------------------
NVR, Inc. 1,2                                                      17,500                    10,456,250
---------------------------------------------------------------------------------------------------------
Pulte Homes, Inc.                                                 340,400                     4,952,820
---------------------------------------------------------------------------------------------------------
Ryland Group, Inc. (The) 2                                        401,700                    13,211,913
---------------------------------------------------------------------------------------------------------
Tempur-Pedic International, Inc. 2                                320,070                     3,520,770
---------------------------------------------------------------------------------------------------------
Toll Brothers, Inc. 1                                             203,800                     4,785,224
---------------------------------------------------------------------------------------------------------
Tupperware Brands Corp.                                           356,900                    13,804,892
---------------------------------------------------------------------------------------------------------
Universal Electronics, Inc. 1,2                                    64,100                     1,551,861
---------------------------------------------------------------------------------------------------------
Whirlpool Corp. 2                                                  88,400                     7,671,352
                                                                                       ------------------
                                                                                            114,501,826
---------------------------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL--0.9%
1-800-FLOWERS.com, Inc. 1,2                                       288,600                     2,455,986
---------------------------------------------------------------------------------------------------------
Expedia, Inc. 1                                                   387,300                     8,477,997
---------------------------------------------------------------------------------------------------------

                   2 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL CONTINUED
---------------------------------------------------------------------------------------------------------
FTD Group, Inc.                                                    39,800              $        534,116
---------------------------------------------------------------------------------------------------------
Gaiam, Inc. 1,2                                                   176,200                     3,051,784
---------------------------------------------------------------------------------------------------------
NetFlix.com, Inc. 1,2                                             516,700                    17,903,655
---------------------------------------------------------------------------------------------------------
Overstock.com, Inc. 1,2                                            93,370                     1,112,037
---------------------------------------------------------------------------------------------------------
PetMed Express, Inc. 1,2                                          162,300                     1,799,907
---------------------------------------------------------------------------------------------------------
Priceline.com, Inc. 1,2                                            95,100                    11,493,786
---------------------------------------------------------------------------------------------------------
Shutterfly, Inc. 1,2                                               37,400                       556,138
---------------------------------------------------------------------------------------------------------
Stamps.com, Inc. 1,2                                               10,900                       111,834
---------------------------------------------------------------------------------------------------------
Systemax, Inc. 2                                                   62,400                       752,544
                                                                                       ------------------
                                                                                             48,249,784
---------------------------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS--0.8%
Callaway Golf Co. 2                                               776,450                    11,398,286
---------------------------------------------------------------------------------------------------------
Eastman Kodak Co. 2                                               318,600                     5,629,662
---------------------------------------------------------------------------------------------------------
JAKKS Pacific, Inc. 1,2                                           219,000                     6,037,830
---------------------------------------------------------------------------------------------------------
Polaris Industries, Inc. 2                                        319,800                    13,114,998
---------------------------------------------------------------------------------------------------------
RC2 Corp. 1,2                                                      47,700                     1,000,269
---------------------------------------------------------------------------------------------------------
Sturm, Ruger & Co., Inc. 1,2                                      159,000                     1,310,160
                                                                                       ------------------
                                                                                             38,491,205
---------------------------------------------------------------------------------------------------------

MEDIA--1.2%
Charter Communications, Inc., Cl. A 1,2                         2,697,000                     2,297,844
---------------------------------------------------------------------------------------------------------
Cox Radio, Inc., Cl. A 1,2                                         36,440                       432,907
---------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., Cl. A 1,2                                    155,200                       990,176
---------------------------------------------------------------------------------------------------------
DG Fastchannel, Inc. 1,2                                           84,700                     1,624,546
---------------------------------------------------------------------------------------------------------
Discovery Holding Co., Cl. A 1                                     96,200                     2,041,364
---------------------------------------------------------------------------------------------------------
DreamWorks Animation SKG, Inc., Cl. A 1                           157,900                     4,070,662
---------------------------------------------------------------------------------------------------------
Entravision Communications Corp. 1                                932,600                     6,211,116
---------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                 144,200                     4,189,010
---------------------------------------------------------------------------------------------------------
Getty Images, Inc. 1,2                                            205,300                     6,569,600
---------------------------------------------------------------------------------------------------------
Global Sources Ltd. 1,2                                           320,386                     4,757,732
---------------------------------------------------------------------------------------------------------
Lin TV Corp., Cl. A 1,2                                           175,800                     1,689,438
---------------------------------------------------------------------------------------------------------
Marvel Entertainment, Inc. 1,2                                    121,900                     3,265,701
---------------------------------------------------------------------------------------------------------
Mediacom Communications Corp. 1,2                                  14,660                        63,478
---------------------------------------------------------------------------------------------------------
National CineMedia, Inc. 2                                         61,700                     1,387,016
---------------------------------------------------------------------------------------------------------
Regal Entertainment Group                                          73,400                     1,415,886
---------------------------------------------------------------------------------------------------------
Scholastic Corp. 1,2                                              321,400                     9,728,778
---------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., Cl. A 2                           783,250                     6,978,758
---------------------------------------------------------------------------------------------------------
Warner Music Group Corp. 2                                        400,000                     1,992,000
                                                                                       ------------------
                                                                                             59,706,012
---------------------------------------------------------------------------------------------------------

MULTILINE RETAIL--0.8%
Big Lots, Inc. 1,2                                                855,600                    19,079,880
---------------------------------------------------------------------------------------------------------
Dollar Tree, Inc. 1                                               399,400                    11,019,446
---------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.                                        347,200                     6,770,400
---------------------------------------------------------------------------------------------------------

                   3 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
MULTILINE RETAIL CONTINUED
Macy's, Inc.                                                      151,400              $      3,491,284
                                                                                       ------------------
                                                                                             40,361,010
---------------------------------------------------------------------------------------------------------

SPECIALTY RETAIL--2.0%
A.C. Moore Arts & Crafts, Inc. 1,2                                119,200                       812,944
---------------------------------------------------------------------------------------------------------
Aeropostale, Inc. 1,2                                             739,050                    20,035,646
---------------------------------------------------------------------------------------------------------
AutoNation, Inc. 1,2                                              486,600                     7,284,402
---------------------------------------------------------------------------------------------------------
AutoZone, Inc. 1                                                   68,850                     7,837,196
---------------------------------------------------------------------------------------------------------
Barnes & Noble, Inc. 2                                             83,800                     2,568,470
---------------------------------------------------------------------------------------------------------
Blockbuster, Inc., Cl. A 1,2                                    1,270,900                     4,143,134
---------------------------------------------------------------------------------------------------------
Books-A-Million, Inc. 2                                            53,700                       469,338
---------------------------------------------------------------------------------------------------------
Brown Shoe Co., Inc. 2                                            286,800                     4,322,076
---------------------------------------------------------------------------------------------------------
Buckle, Inc. (The) 2                                              385,975                    17,264,662
---------------------------------------------------------------------------------------------------------
Cato Corp., Cl. A 2                                                28,850                       431,019
---------------------------------------------------------------------------------------------------------
Conn's, Inc. 1,2                                                   66,200                     1,079,722
---------------------------------------------------------------------------------------------------------
Dress Barn, Inc. (The) 1,2                                        370,300                     4,791,682
---------------------------------------------------------------------------------------------------------
Hot Topic, Inc. 1,2                                               196,800                       848,208
---------------------------------------------------------------------------------------------------------
Jos. A. Banks Clothiers, Inc. 1,2                                  86,600                     1,775,300
---------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The) 2                                     262,500                     6,108,375
---------------------------------------------------------------------------------------------------------
Midas, Inc. 1,2                                                     1,100                        18,909
---------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                              450,800                     4,981,340
---------------------------------------------------------------------------------------------------------
RadioShack Corp. 2                                                512,200                     8,323,250
---------------------------------------------------------------------------------------------------------
Sally Beauty Holdings, Inc. 1,2                                   987,600                     6,814,440
---------------------------------------------------------------------------------------------------------
Select Comfort Corp. 1,2                                           30,900                       111,240
---------------------------------------------------------------------------------------------------------
West Marine, Inc. 1,2                                                 900                         6,273
                                                                                       ------------------
                                                                                            100,027,626
---------------------------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS--1.4%
American Apparel, Inc. 1                                           58,200                       549,990
---------------------------------------------------------------------------------------------------------
Cherokee, Inc. 2                                                   12,300                       414,141
---------------------------------------------------------------------------------------------------------
Deckers Outdoor Corp. 1,2                                         119,690                    12,904,976
---------------------------------------------------------------------------------------------------------
Fossil, Inc. 1                                                    353,500                    10,795,890
---------------------------------------------------------------------------------------------------------
Iconix Brand Group, Inc. 1,2                                      182,600                     3,168,110
---------------------------------------------------------------------------------------------------------
Liz Claiborne, Inc. 2                                             203,800                     3,698,970
---------------------------------------------------------------------------------------------------------
Movado Group, Inc. 2                                               83,500                     1,627,415
---------------------------------------------------------------------------------------------------------
Perry Ellis International, Inc. 1,2                                53,800                     1,174,454
---------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., Cl. A 2                                  141,900                     8,271,351
---------------------------------------------------------------------------------------------------------
Steven Madden Ltd. 1                                               18,799                       322,027
---------------------------------------------------------------------------------------------------------
Warnaco Group, Inc. (The) 1,2                                     407,300                    16,063,912
---------------------------------------------------------------------------------------------------------
Wolverine World Wide, Inc.                                        473,700                    13,742,037
                                                                                       ------------------
                                                                                             72,733,273
---------------------------------------------------------------------------------------------------------

CONSUMER STAPLES--3.6%
---------------------------------------------------------------------------------------------------------

BEVERAGES--0.6%
Boston Beer Co., Inc., Cl. A 1,2                                   37,200                     1,768,488
---------------------------------------------------------------------------------------------------------
Central European Distribution Corp. 1,2                           149,700                     8,711,043
---------------------------------------------------------------------------------------------------------

                   4 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
BEVERAGES CONTINUED
---------------------------------------------------------------------------------------------------------
Constellation Brands, Inc., Cl. A 1                               429,600              $      7,591,032
---------------------------------------------------------------------------------------------------------
Hansen Natural Corp. 1,2                                          103,000                     3,635,900
---------------------------------------------------------------------------------------------------------
Molson Coors Brewing Co., Cl. B                                   100,600                     5,288,542
---------------------------------------------------------------------------------------------------------
Pepsi Bottling Group, Inc. (The)                                   47,000                     1,593,770
---------------------------------------------------------------------------------------------------------
PepsiAmericas, Inc. 2                                              43,300                     1,105,449
                                                                                       ------------------
                                                                                             29,694,224
---------------------------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING--0.8%
Arden Group, Inc., Cl. A 2                                          9,588                     1,371,084
---------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc. 1,2                                     293,200                    10,464,308
---------------------------------------------------------------------------------------------------------
Casey's General Stores, Inc. 2                                    437,600                     9,889,760
---------------------------------------------------------------------------------------------------------
China Nepstar Chain Drugstore Ltd., ADR 1                          17,760                       241,536
---------------------------------------------------------------------------------------------------------
Ingles Markets, Inc., Cl. A 2                                      95,100                     2,338,509
---------------------------------------------------------------------------------------------------------
Longs Drug Stores, Inc.                                           123,100                     5,226,826
---------------------------------------------------------------------------------------------------------
Nash Finch Co. 2                                                  103,300                     3,510,134
---------------------------------------------------------------------------------------------------------
Performance Food Group Co. 1                                      195,500                     6,388,940
---------------------------------------------------------------------------------------------------------
PriceSmart, Inc. 2                                                 35,700                       989,247
---------------------------------------------------------------------------------------------------------
Spartan Stores, Inc.                                               11,500                       239,775
---------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                    60,900                     1,825,782
                                                                                       ------------------
                                                                                             42,485,901
---------------------------------------------------------------------------------------------------------

FOOD PRODUCTS--1.1%
Agria Corp., ADR 1                                                 50,500                       421,675
---------------------------------------------------------------------------------------------------------
Cal-Maine Foods, Inc. 2                                           121,700                     4,062,346
---------------------------------------------------------------------------------------------------------
Chiquita Brands International, Inc. 1,2                           485,420                    11,218,056
---------------------------------------------------------------------------------------------------------
Darling International, Inc. 1                                     874,500                    11,324,775
---------------------------------------------------------------------------------------------------------
Flowers Foods, Inc. 2                                             508,150                    12,576,713
---------------------------------------------------------------------------------------------------------
Fresh Del Monte Produce, Inc. 1,2                                 322,900                    11,753,560
---------------------------------------------------------------------------------------------------------
Green Mountain Coffee, Inc. 1,2                                    92,700                     2,933,955
---------------------------------------------------------------------------------------------------------
Hormel Foods Corp.                                                 25,300                     1,053,998
---------------------------------------------------------------------------------------------------------
Imperial Sugar Co. 2                                               64,700                     1,217,654
---------------------------------------------------------------------------------------------------------
Reddy Ice Holdings, Inc.                                           70,200                       914,706
                                                                                       ------------------
                                                                                             57,477,438
---------------------------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS--0.1%
WD-40 Co. 2                                                        82,635                     2,747,614
---------------------------------------------------------------------------------------------------------

PERSONAL PRODUCTS--0.5%
Alberto-Culver Co.                                                 35,900                       984,019
---------------------------------------------------------------------------------------------------------
American Oriental Bioengineering, Inc. 1,2                        891,200                     7,218,720
---------------------------------------------------------------------------------------------------------
Chattem, Inc. 1,2                                                 171,900                    11,403,846
---------------------------------------------------------------------------------------------------------
Elizabeth Arden, Inc. 1,2                                         116,200                     2,318,190
---------------------------------------------------------------------------------------------------------
Herbalife Ltd.                                                     40,100                     1,904,750
---------------------------------------------------------------------------------------------------------
NBTY, Inc. 1                                                      116,030                     3,475,099
---------------------------------------------------------------------------------------------------------
Nu Skin Asia Pacific, Inc., Cl. A 2                                22,900                       412,658
                                                                                       ------------------
                                                                                             27,717,282
---------------------------------------------------------------------------------------------------------

TOBACCO--0.5%
Alliance One International, Inc. 1,2                               47,200                       285,088
---------------------------------------------------------------------------------------------------------

                   5 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
TOBACCO CONTINUED
---------------------------------------------------------------------------------------------------------
Universal Corp. 2                                                 266,100              $     17,437,533
---------------------------------------------------------------------------------------------------------
Vector Group Ltd. 2                                               296,855                     5,221,679
                                                                                       ------------------
                                                                                             22,944,300
---------------------------------------------------------------------------------------------------------

ENERGY--6.8%
---------------------------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES--3.3%
Atwood Oceanics, Inc. 1,2                                          84,200                     7,722,824
---------------------------------------------------------------------------------------------------------
Basic Energy Services, Inc. 1,2                                    17,200                       379,776
---------------------------------------------------------------------------------------------------------
Bolt Technology Corp. 1                                             3,100                        57,133
---------------------------------------------------------------------------------------------------------
Bristow Group, Inc. 1,2                                            17,900                       960,693
---------------------------------------------------------------------------------------------------------
Dawson Geophysical Co. 1,2                                         40,800                     2,754,000
---------------------------------------------------------------------------------------------------------
Dresser-Rand Group, Inc. 1                                         79,500                     2,444,625
---------------------------------------------------------------------------------------------------------
Dril-Quip, Inc. 1                                                 228,500                    10,618,395
---------------------------------------------------------------------------------------------------------
ENGlobal Corp. 1,2                                                 41,000                       350,550
---------------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                         185,830                    11,636,675
---------------------------------------------------------------------------------------------------------
Exterran Holdings, Inc. 1                                          89,100                     5,750,514
---------------------------------------------------------------------------------------------------------
FMC Technologies, Inc. 1                                          180,700                    10,280,023
---------------------------------------------------------------------------------------------------------
Global Industries Ltd. 1                                          403,800                     6,497,142
---------------------------------------------------------------------------------------------------------
Grey Wolf, Inc. 1,2                                               141,000                       955,980
---------------------------------------------------------------------------------------------------------
Gulf Island Fabrication, Inc. 2                                    77,600                     2,228,672
---------------------------------------------------------------------------------------------------------
Gulfmark Offshore, Inc. 1,2                                       212,300                    11,617,056
---------------------------------------------------------------------------------------------------------
Helix Energy Solutions Group, Inc. 1                               21,600                       680,400
---------------------------------------------------------------------------------------------------------
Hornbeck Offshore Services, Inc. 1,2                              136,200                     6,220,254
---------------------------------------------------------------------------------------------------------
Matrix Service Co. 1                                               63,930                     1,098,317
---------------------------------------------------------------------------------------------------------
NATCO Group, Inc., Cl. A 1,2                                      241,900                    11,308,825
---------------------------------------------------------------------------------------------------------
Newpark Resources, Inc. 1,2                                       158,200                       806,820
---------------------------------------------------------------------------------------------------------
Oil States International, Inc. 1,2                                392,000                    17,565,520
---------------------------------------------------------------------------------------------------------
Patterson-UTI Energy, Inc. 2                                      347,900                     9,108,022
---------------------------------------------------------------------------------------------------------
Rowan Cos., Inc.                                                  155,900                     6,419,962
---------------------------------------------------------------------------------------------------------
Seacor Holdings, Inc. 1                                           143,920                    12,285,011
---------------------------------------------------------------------------------------------------------
Superior Energy Services, Inc. 1                                   47,000                     1,862,140
---------------------------------------------------------------------------------------------------------
T-3 Energy Services, Inc. 1,2                                      80,500                     3,426,080
---------------------------------------------------------------------------------------------------------
Technicoil Corp. 1                                                 92,900                        66,975
---------------------------------------------------------------------------------------------------------
Technicoil Corp. 1                                                870,300                       627,427
---------------------------------------------------------------------------------------------------------
Tidewater, Inc.                                                   143,800                     7,924,818
---------------------------------------------------------------------------------------------------------
Trico Marine Services, Inc. 1,2                                    21,700                       845,649
---------------------------------------------------------------------------------------------------------
Union Drilling, Inc. 1,2                                           33,700                       589,413
---------------------------------------------------------------------------------------------------------
Unit Corp. 1                                                       90,500                     5,126,825
---------------------------------------------------------------------------------------------------------
Willbros Group, Inc. 1,2                                          280,670                     8,588,502
                                                                                       ------------------
                                                                                            168,805,018
---------------------------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS--3.5%
Alberta Clipper Energy, Inc. 1                                     20,913                        48,898
---------------------------------------------------------------------------------------------------------
Alon USA Energy, Inc. 2                                            25,800                       392,418
---------------------------------------------------------------------------------------------------------
Alpha Natural Resources, Inc. 1                                   562,300                    24,426,312
---------------------------------------------------------------------------------------------------------

                   6 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
---------------------------------------------------------------------------------------------------------
Arena Resources, Inc. 1                                           115,100              $      4,455,521
---------------------------------------------------------------------------------------------------------
Berry Petroleum Co., Cl. A 2                                      137,695                     6,401,441
---------------------------------------------------------------------------------------------------------
Bill Barrett Corp. 1,2                                            138,400                     6,539,400
---------------------------------------------------------------------------------------------------------
Bois d'Arc Energy, Inc. 1,2                                       224,300                     4,820,207
---------------------------------------------------------------------------------------------------------
Brigham Exploration Co. 1,2                                       108,200                       656,774
---------------------------------------------------------------------------------------------------------
Cabot Oil & Gas Corp., Cl. A                                       43,000                     2,186,120
---------------------------------------------------------------------------------------------------------
Callon Petroleum Co. 1                                             33,100                       598,779
---------------------------------------------------------------------------------------------------------
Celtic Exploration Ltd. 1                                          18,100                       272,968
---------------------------------------------------------------------------------------------------------
Cimarex Energy Co.                                                 98,900                     5,413,786
---------------------------------------------------------------------------------------------------------
Comstock Resources, Inc. 1,2                                       14,400                       580,320
---------------------------------------------------------------------------------------------------------
Concho Resources, Inc. 1                                           72,100                     1,848,644
---------------------------------------------------------------------------------------------------------
Contango Oil & Gas Co. 1,2                                         29,300                     1,893,073
---------------------------------------------------------------------------------------------------------
Continental Resources, Inc. 1                                      61,100                     1,948,479
---------------------------------------------------------------------------------------------------------
Delphi Energy Corp. 1                                              81,300                       167,123
---------------------------------------------------------------------------------------------------------
Forest Oil Corp. 1,2                                               14,500                       709,920
---------------------------------------------------------------------------------------------------------
Foundation Coal Holdings, Inc.                                    163,400                     8,223,922
---------------------------------------------------------------------------------------------------------
Frontier Oil Corp.                                                285,600                     7,785,456
---------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Cl. A 1                                      31,300                       451,303
---------------------------------------------------------------------------------------------------------
Galleon Energy, Inc., Subscription Receipts 1                     138,750                     2,000,585
---------------------------------------------------------------------------------------------------------
Golar LNG Ltd. 2                                                   29,400                       537,138
---------------------------------------------------------------------------------------------------------
Gulfport Energy Corp. 1,2                                           9,400                        99,640
---------------------------------------------------------------------------------------------------------
Holly Corp.                                                       156,000                     6,771,960
---------------------------------------------------------------------------------------------------------
James River Coal Co. 1                                            127,800                     2,239,056
---------------------------------------------------------------------------------------------------------
Jura Energy Corp. 1                                               750,700                       298,027
---------------------------------------------------------------------------------------------------------
Mariner Energy, Inc. 1,2                                          550,900                    14,879,809
---------------------------------------------------------------------------------------------------------
Massey Energy Co.                                                 479,100                    17,487,150
---------------------------------------------------------------------------------------------------------
Midnight Oil Exploration Ltd. 1                                   539,550                       675,456
---------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                 18,000                     1,310,400
---------------------------------------------------------------------------------------------------------
Paramount Resources Ltd., Cl. A 1                                  28,800                       428,724
---------------------------------------------------------------------------------------------------------
Petrohawk Energy Corp. 1,2                                        459,800                     9,274,166
---------------------------------------------------------------------------------------------------------
PetroQuest Energy, Inc. 1,2                                       257,600                     4,466,784
---------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co. 1                              32,500                     1,727,050
---------------------------------------------------------------------------------------------------------
Redstar Oil & Gas, Inc. 1                                         364,045                       251,812
---------------------------------------------------------------------------------------------------------
Rosetta Resources, Inc. 1,2                                       225,700                     4,439,519
---------------------------------------------------------------------------------------------------------
Stone Energy Corp. 1                                              301,500                    15,771,465
---------------------------------------------------------------------------------------------------------
Swift Energy Co. 1,2                                               14,500                       652,355
---------------------------------------------------------------------------------------------------------
Tristar Oil & Gas Ltd. 1                                           47,500                       669,151
---------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1                                               613,415                     1,015,934
---------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1,3                                             275,000                       455,453
---------------------------------------------------------------------------------------------------------
Tusk Energy Corp. 1                                               397,100                       657,675
---------------------------------------------------------------------------------------------------------
VAALCO Energy, Inc. 1                                             175,500                       872,235
---------------------------------------------------------------------------------------------------------
Vero Energy, Inc. 1                                                47,717                       355,629
---------------------------------------------------------------------------------------------------------
W&T Offshore, Inc. 2                                              336,200                    11,467,782
---------------------------------------------------------------------------------------------------------

                   7 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
---------------------------------------------------------------------------------------------------------
Warren Resources, Inc. 1,2                                         66,900              $        794,103
---------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp. 1,2                                        21,700                     1,402,905
                                                                                       ------------------
                                                                                            180,822,827
---------------------------------------------------------------------------------------------------------

FINANCIALS--12.5%
---------------------------------------------------------------------------------------------------------

CAPITAL MARKETS--1.7%
Apollo Investment Corp. 2                                         297,000                     4,701,510
---------------------------------------------------------------------------------------------------------
Ares Capital Corp. 2                                               81,700                     1,026,969
---------------------------------------------------------------------------------------------------------
Calamos Asset Management, Inc., Cl. A 2                            91,400                     1,487,992
---------------------------------------------------------------------------------------------------------
FCStone Group, Inc. 1,2                                           185,800                     5,146,660
---------------------------------------------------------------------------------------------------------
GAMCO Investors, Inc., Cl. A 2                                    151,400                     7,624,504
---------------------------------------------------------------------------------------------------------
GFI Group, Inc. 2                                                  52,100                     2,985,330
---------------------------------------------------------------------------------------------------------
Greenhill & Co., Inc. 2                                            35,200                     2,448,512
---------------------------------------------------------------------------------------------------------
Invesco Ltd.                                                      508,000                    12,374,880
---------------------------------------------------------------------------------------------------------
Janus Capital Group, Inc.                                         387,400                     9,014,798
---------------------------------------------------------------------------------------------------------
Knight Capital Group, Inc., Cl. A 1                               810,100                    13,156,024
---------------------------------------------------------------------------------------------------------
Lazard Ltd., Cl. A                                                 58,600                     2,238,520
---------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                   38,300                     2,144,034
---------------------------------------------------------------------------------------------------------
MCG Capital Corp. 2                                                76,000                       690,840
---------------------------------------------------------------------------------------------------------
NGP Capital Resources Co. 2                                        14,700                       241,374
---------------------------------------------------------------------------------------------------------
optionsXpress Holdings, Inc. 2                                    523,400                    10,839,614
---------------------------------------------------------------------------------------------------------
Prospect Capital Corp. 2                                            7,800                       118,716
---------------------------------------------------------------------------------------------------------
Raymond James Financial, Inc. 2                                   196,900                     4,524,762
---------------------------------------------------------------------------------------------------------
SWS Group, Inc. 2                                                  60,300                       737,469
---------------------------------------------------------------------------------------------------------
Tradestation Group, Inc. 1,2                                      202,300                     1,723,596
---------------------------------------------------------------------------------------------------------
U.S. Global Investors, Inc., Cl. A 2                              130,100                     1,761,554
---------------------------------------------------------------------------------------------------------
W.P. Carey & Co. LLC                                               11,800                       353,646
---------------------------------------------------------------------------------------------------------
Waddell & Reed Financial, Inc., Cl. A                              79,000                     2,538,270
                                                                                       ------------------
                                                                                             87,879,574
---------------------------------------------------------------------------------------------------------

COMMERCIAL BANKS--0.4%
Amcore Financial, Inc. 2                                            9,415                       191,595
---------------------------------------------------------------------------------------------------------
Cascade Bancorp 2                                                  14,100                       134,796
---------------------------------------------------------------------------------------------------------
City Holding Co. 2                                                 65,200                     2,601,480
---------------------------------------------------------------------------------------------------------
Community Bank System, Inc. 2                                     107,700                     2,645,112
---------------------------------------------------------------------------------------------------------
First Merchants Corp. 2                                            30,200                       861,908
---------------------------------------------------------------------------------------------------------
First Security Group, Inc.                                         90,700                       823,556
---------------------------------------------------------------------------------------------------------
FirstMerit Corp. 2                                                 42,800                       884,248
---------------------------------------------------------------------------------------------------------
Independent Bank Corp., Massachusetts 2                            18,200                       537,810
---------------------------------------------------------------------------------------------------------
NBT Bancorp, Inc. 2                                                68,000                     1,509,600
---------------------------------------------------------------------------------------------------------
Oriental Financial Group, Inc. 2                                   98,300                     1,937,493
---------------------------------------------------------------------------------------------------------
Pacific Capital Bancorp 2                                         124,800                     2,683,200
---------------------------------------------------------------------------------------------------------
Porter Bancorp, Inc.                                               15,800                       288,192
---------------------------------------------------------------------------------------------------------
Renasant Corp. 2                                                    3,800                        85,500
---------------------------------------------------------------------------------------------------------
Sterling Financial Corp., Eastern US 1,2                           16,500                       287,925
---------------------------------------------------------------------------------------------------------
Susquehanna Bancshares, Inc. 2                                     69,600                     1,417,752
---------------------------------------------------------------------------------------------------------

                   8 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS CONTINUED
WesBanco, Inc. 2                                                   77,500              $      1,915,025
                                                                                       ------------------
                                                                                             18,805,192
---------------------------------------------------------------------------------------------------------

CONSUMER FINANCE--0.3%
Advanta Corp., Cl. B 2                                            348,000                     2,446,440
---------------------------------------------------------------------------------------------------------
Cash America International, Inc. 2                                137,500                     5,005,000
---------------------------------------------------------------------------------------------------------
Discover Financial Services                                       459,000                     7,513,830
---------------------------------------------------------------------------------------------------------
World Acceptance Corp. 1,2                                         76,900                     2,449,265
                                                                                       ------------------
                                                                                             17,414,535
---------------------------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES--0.4%
Asset Acceptance Capital Corp. 2                                  133,800                     1,288,494
---------------------------------------------------------------------------------------------------------
Financial Federal Corp. 2                                          45,100                       983,631
---------------------------------------------------------------------------------------------------------
Interactive Brokers Group, Inc., Cl. A 1,2                        159,600                     4,096,932
---------------------------------------------------------------------------------------------------------
MarketAxess Holdings, Inc. 1,2                                    145,765                     1,448,904
---------------------------------------------------------------------------------------------------------
NASDAQ OMX Group, Inc. (The) 1                                    235,500                     9,104,430
---------------------------------------------------------------------------------------------------------
Portfolio Recovery Associates, Inc. 2                              96,100                     4,121,729
                                                                                       ------------------
                                                                                             21,044,120
---------------------------------------------------------------------------------------------------------

INSURANCE--6.8%
Alfa Corp.                                                         33,700                       740,726
---------------------------------------------------------------------------------------------------------
Alleghany Corp. 1                                                   5,508                     1,880,982
---------------------------------------------------------------------------------------------------------
Allied World Assurance Holdings Ltd.                               56,500                     2,243,050
---------------------------------------------------------------------------------------------------------
American Equity Investment Life Holding Co. 2                      33,600                       311,808
---------------------------------------------------------------------------------------------------------
American Physicians Capital, Inc. 2                                93,450                     4,332,342
---------------------------------------------------------------------------------------------------------
Amerisafe, Inc. 1,2                                               150,600                     1,903,584
---------------------------------------------------------------------------------------------------------
AmTrust Financial Services, Inc. 2                                354,200                     5,741,582
---------------------------------------------------------------------------------------------------------
Arch Capital Group Ltd. 1                                          95,100                     6,530,517
---------------------------------------------------------------------------------------------------------
Argo Group International Holdings Ltd. 1                          108,547                     3,855,589
---------------------------------------------------------------------------------------------------------
Aspen Insurance Holdings Ltd.                                     279,300                     7,367,934
---------------------------------------------------------------------------------------------------------
Assurant, Inc.                                                    209,200                    12,731,912
---------------------------------------------------------------------------------------------------------
Assured Guaranty Ltd. 2                                           446,800                    10,607,032
---------------------------------------------------------------------------------------------------------
Axis Capital Holdings Ltd.                                        255,300                     8,675,094
---------------------------------------------------------------------------------------------------------
Berkley (W.R.) Corp.                                              308,700                     8,547,903
---------------------------------------------------------------------------------------------------------
Cincinnati Financial Corp.                                        105,300                     4,005,612
---------------------------------------------------------------------------------------------------------
CNA Financial Corp.                                               129,900                     3,350,121
---------------------------------------------------------------------------------------------------------
CNA Surety Corp. 1,2                                              155,900                     2,397,742
---------------------------------------------------------------------------------------------------------
Commerce Group, Inc. (The)                                        143,100                     5,160,186
---------------------------------------------------------------------------------------------------------
Conseco, Inc. 1                                                    48,700                       496,740
---------------------------------------------------------------------------------------------------------
Darwin Professional Underwriters, Inc. 1,2                         29,900                       672,451
---------------------------------------------------------------------------------------------------------
Delphi Financial Group, Inc., Cl. A 2                             354,975                    10,375,919
---------------------------------------------------------------------------------------------------------
Donegal Group, Inc., Cl. A 2                                        6,600                       114,840
---------------------------------------------------------------------------------------------------------
eHealth, Inc. 1,2                                                  81,900                     1,807,533
---------------------------------------------------------------------------------------------------------
EMC Insurance Group, Inc. 2                                         7,600                       204,364
---------------------------------------------------------------------------------------------------------
Employers Holdings, Inc. 2                                         12,500                       231,750
---------------------------------------------------------------------------------------------------------
Endurance Specialty Holdings Ltd.                                 187,100                     6,847,860
---------------------------------------------------------------------------------------------------------
Erie Indemnity Co., Cl. A                                           9,200                       470,948
---------------------------------------------------------------------------------------------------------

                   9 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
---------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                             101,900              $      9,123,107
---------------------------------------------------------------------------------------------------------
FBL Financial Group, Inc., Cl. A                                  155,100                     4,418,799
---------------------------------------------------------------------------------------------------------
Fidelity National Title Group, Inc., Cl. A 2                      497,800                     9,124,674
---------------------------------------------------------------------------------------------------------
First American Corp. (The) 2                                      251,300                     8,529,122
---------------------------------------------------------------------------------------------------------
FPIC Insurance Group, Inc. 1,2                                     48,540                     2,288,176
---------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., Cl. A                                   529,200                    11,981,088
---------------------------------------------------------------------------------------------------------
Hallmark Financial Services, Inc. 1,2                              62,900                       701,964
---------------------------------------------------------------------------------------------------------
Harleysville Group, Inc. 2                                         97,100                     3,504,339
---------------------------------------------------------------------------------------------------------
HCC Insurance Holdings, Inc.                                      196,200                     4,451,778
---------------------------------------------------------------------------------------------------------
Hilb, Rogal & Hamilton Co. 2                                       43,500                     1,368,945
---------------------------------------------------------------------------------------------------------
Horace Mann Educators Corp.                                       153,870                     2,689,648
---------------------------------------------------------------------------------------------------------
Infinity Property & Casualty Corp. 2                               59,000                     2,454,400
---------------------------------------------------------------------------------------------------------
IPC Holdings Ltd. 2                                               292,500                     8,190,000
---------------------------------------------------------------------------------------------------------
Life Partners Holdings, Inc. 2                                      3,600                        66,420
---------------------------------------------------------------------------------------------------------
Markel Corp. 1                                                      1,500                       659,955
---------------------------------------------------------------------------------------------------------
Max Capital Group Ltd. 2                                          495,520                    12,977,669
---------------------------------------------------------------------------------------------------------
Meadowbrook Insurance Group, Inc. 2                                31,000                       242,110
---------------------------------------------------------------------------------------------------------
Mercury General Corp. 2                                            76,900                     3,407,439
---------------------------------------------------------------------------------------------------------
Midland Co. (The) 2                                                61,480                     3,991,896
---------------------------------------------------------------------------------------------------------
National Financial Partners Corp.                                 160,700                     3,610,929
---------------------------------------------------------------------------------------------------------
National Interstate Corp. 2                                        59,400                     1,386,990
---------------------------------------------------------------------------------------------------------
National Western Life Insurance Co., Cl. A 2                        3,450                       747,926
---------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                         83,000                     3,924,240
---------------------------------------------------------------------------------------------------------
Navigators Group, Inc. (The) 1,2                                  118,600                     6,451,840
---------------------------------------------------------------------------------------------------------
Odyssey Re Holdings Corp. 2                                        92,900                     3,414,075
---------------------------------------------------------------------------------------------------------
OneBeacon Insurance Group Ltd.                                     15,200                       289,104
---------------------------------------------------------------------------------------------------------
Partnerre Holdings Ltd.                                           110,800                     8,454,040
---------------------------------------------------------------------------------------------------------
Philadelphia Consolidated Holding Co. 1                           141,900                     4,569,180
---------------------------------------------------------------------------------------------------------
Phoenix Cos., Inc. (The) 2                                        423,400                     5,169,714
---------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                               263,200                     8,543,472
---------------------------------------------------------------------------------------------------------
Presidential Life Corp. 2                                           3,900                        68,016
---------------------------------------------------------------------------------------------------------
ProAssurance Corp. 1,2                                            210,600                    11,336,598
---------------------------------------------------------------------------------------------------------
ProCentury Corp. 2                                                 73,300                     1,319,400
---------------------------------------------------------------------------------------------------------
Protective Life Corp.                                             103,600                     4,202,016
---------------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                                 98,000                     5,335,120
---------------------------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd.                                       151,800                     7,879,938
---------------------------------------------------------------------------------------------------------
RLI Corp. 2                                                       177,420                     8,794,709
---------------------------------------------------------------------------------------------------------
Safeco Corp.                                                      185,700                     8,148,516
---------------------------------------------------------------------------------------------------------
Safety Insurance Group, Inc.                                        2,500                        85,325
---------------------------------------------------------------------------------------------------------
Seabright Insurance Holdings, Inc. 1,2                            128,400                     1,891,332
---------------------------------------------------------------------------------------------------------
Selective Insurance Group, Inc. 2                                 233,200                     5,568,816
---------------------------------------------------------------------------------------------------------
StanCorp Financial Group, Inc.                                    160,400                     7,652,684
---------------------------------------------------------------------------------------------------------
Torchmark Corp.                                                   156,300                     9,395,193
---------------------------------------------------------------------------------------------------------
Tower Group, Inc. 2                                                12,700                       319,659
---------------------------------------------------------------------------------------------------------
Transatlantic Holdings, Inc.                                       29,000                     1,924,150
---------------------------------------------------------------------------------------------------------

                  10 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
---------------------------------------------------------------------------------------------------------
United America Indemnity Ltd., Cl. A 1                            250,957              $      4,833,432
---------------------------------------------------------------------------------------------------------
United Fire & Casualty Co. 2                                       37,600                     1,406,240
---------------------------------------------------------------------------------------------------------
Universal Insurance Holdings, Inc. 2                               16,600                        62,748
---------------------------------------------------------------------------------------------------------
UnumProvident Corp.                                               443,300                     9,757,033
---------------------------------------------------------------------------------------------------------
Wesco Financial Corp. 2                                               800                       323,200
---------------------------------------------------------------------------------------------------------
White Mountains Insurance Group Ltd.                                4,600                     2,208,000
---------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                            137,700                     4,069,035
                                                                                       ------------------
                                                                                            344,920,320
---------------------------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS--2.6%
Acadia Realty Trust 2                                              14,600                       352,590
---------------------------------------------------------------------------------------------------------
Agree Realty Corp. 2                                               54,800                     1,504,260
---------------------------------------------------------------------------------------------------------
Alexander's, Inc. 1,2                                               1,360                       482,120
---------------------------------------------------------------------------------------------------------
Alexandria Real Estate Equities, Inc. 2                            39,100                     3,625,352
---------------------------------------------------------------------------------------------------------
Arbor Realty Trust, Inc. 2                                         42,300                       637,884
---------------------------------------------------------------------------------------------------------
Ashford Hospitality Trust 2                                       288,300                     1,637,544
---------------------------------------------------------------------------------------------------------
Associated Estates Realty Corp. 2                                  33,900                       387,816
---------------------------------------------------------------------------------------------------------
BioMed Realty Trust, Inc. 2                                         8,500                       203,065
---------------------------------------------------------------------------------------------------------
Brandywine Realty Trust 2                                         112,592                     1,909,560
---------------------------------------------------------------------------------------------------------
Capital Trust, Cl. A 2                                             29,600                       797,720
---------------------------------------------------------------------------------------------------------
CBL & Associates Properties, Inc.                                 113,800                     2,677,714
---------------------------------------------------------------------------------------------------------
Cedar Shopping Centers, Inc. 2                                     58,900                       687,952
---------------------------------------------------------------------------------------------------------
Colonial Properties Trust 2                                        28,225                       678,811
---------------------------------------------------------------------------------------------------------
Corporate Office Properties Trust 2                                48,700                     1,636,807
---------------------------------------------------------------------------------------------------------
DCT Industrial Trust, Inc.                                          1,800                        17,928
---------------------------------------------------------------------------------------------------------
DiamondRock Hospitality Co. 2                                     259,200                     3,284,064
---------------------------------------------------------------------------------------------------------
Digital Realty Trust, Inc. 2                                      173,400                     6,155,700
---------------------------------------------------------------------------------------------------------
EastGroup Properties, Inc. 2                                       41,300                     1,918,798
---------------------------------------------------------------------------------------------------------
Entertainment Properties Trust 2                                   85,800                     4,232,514
---------------------------------------------------------------------------------------------------------
Equity Lifestyle Properties, Inc. 2                                45,200                     2,231,524
---------------------------------------------------------------------------------------------------------
Equity One, Inc. 2                                                137,100                     3,286,287
---------------------------------------------------------------------------------------------------------
FelCor Lodging Trust, Inc. 2                                      273,300                     3,287,799
---------------------------------------------------------------------------------------------------------
First Industrial Realty Trust, Inc. 2                             206,000                     6,363,340
---------------------------------------------------------------------------------------------------------
Glimcher Realty Trust 2                                            28,700                       343,252
---------------------------------------------------------------------------------------------------------
Gramercy Capital Corp. 2                                           34,600                       724,178
---------------------------------------------------------------------------------------------------------
Hersha Hospitality Trust                                           61,300                       553,539
---------------------------------------------------------------------------------------------------------
Highwoods Properties, Inc.                                        134,500                     4,178,915
---------------------------------------------------------------------------------------------------------
Home Properties of New York, Inc. 2                                36,800                     1,766,032
---------------------------------------------------------------------------------------------------------
Inland Real Estate Corp. 2                                        265,900                     4,044,339
---------------------------------------------------------------------------------------------------------
Kite Realty Group Trust 2                                          74,100                     1,037,400
---------------------------------------------------------------------------------------------------------
LaSalle Hotel Properties 2                                         68,600                     1,970,878
---------------------------------------------------------------------------------------------------------
Lexington Realty Trust 2                                          140,400                     2,023,164
---------------------------------------------------------------------------------------------------------
LTC Properties, Inc. 2                                             79,900                     2,054,229
---------------------------------------------------------------------------------------------------------
Medical Properties Trust, Inc. 2                                   34,600                       391,672
---------------------------------------------------------------------------------------------------------

                  11 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS CONTINUED
---------------------------------------------------------------------------------------------------------
Mid-America Apartment Communities, Inc. 2                          48,300              $      2,407,272
---------------------------------------------------------------------------------------------------------
National Health Investors, Inc. 2                                  33,900                     1,059,375
---------------------------------------------------------------------------------------------------------
National Retail Properties, Inc. 2                                212,800                     4,692,240
---------------------------------------------------------------------------------------------------------
Nationwide Health Properties, Inc. 2                              337,900                    11,404,125
---------------------------------------------------------------------------------------------------------
Omega Healthcare Investors, Inc. 2                                198,500                     3,445,960
---------------------------------------------------------------------------------------------------------
Parkway Properties, Inc. 2                                         62,100                     2,295,216
---------------------------------------------------------------------------------------------------------
Pennsylvania Real Estate Investment Trust 2                       140,100                     3,417,039
---------------------------------------------------------------------------------------------------------
PS Business Parks, Inc.                                            56,100                     2,911,590
---------------------------------------------------------------------------------------------------------
RAIT Financial Trust 2                                            142,100                       986,174
---------------------------------------------------------------------------------------------------------
Ramco-Gershenson Properties Trust                                  58,500                     1,234,935
---------------------------------------------------------------------------------------------------------
Realty Income Corp. 2                                             245,700                     6,294,834
---------------------------------------------------------------------------------------------------------
Redwood Trust, Inc. 2                                              46,000                     1,672,100
---------------------------------------------------------------------------------------------------------
Resource Capital Corp. 2                                           11,500                        87,055
---------------------------------------------------------------------------------------------------------
Saul Centers, Inc. 2                                               23,600                     1,185,664
---------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust 2                                 286,100                     6,780,570
---------------------------------------------------------------------------------------------------------
Sovran Self Storage, Inc. 2                                        33,800                     1,443,598
---------------------------------------------------------------------------------------------------------
Strategic Hotels & Resorts, Inc. 2                                152,500                     2,002,325
---------------------------------------------------------------------------------------------------------
Sunstone Hotel Investors, Inc.                                    181,000                     2,897,810
---------------------------------------------------------------------------------------------------------
Tanger Factory Outlet Centers, Inc. 2                             139,100                     5,351,177
---------------------------------------------------------------------------------------------------------
Taubman Centers, Inc.                                              63,800                     3,323,980
---------------------------------------------------------------------------------------------------------
Washington Real Estate Investment Trust 2                          75,100                     2,509,842
                                                                                       ------------------
                                                                                            134,487,628
---------------------------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
Jones Lang LaSalle, Inc. 2                                         68,500                     5,297,790
---------------------------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE--0.2%
Dime Community Bancshares, Inc. 2                                  23,600                       412,528
---------------------------------------------------------------------------------------------------------
Encore Bancshares, Inc. 1                                          53,000                       927,500
---------------------------------------------------------------------------------------------------------
Federal Agricultural Mortgage Corp., Non-Vtg. 2                    24,000                       626,400
---------------------------------------------------------------------------------------------------------
First Niagara Financial Group, Inc. 2                             221,300                     3,007,467
---------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The) 2                                            43,400                       252,588
---------------------------------------------------------------------------------------------------------
Provident New York Bancorp 2                                       60,200                       812,700
---------------------------------------------------------------------------------------------------------
TierOne Corp.                                                      67,200                       758,016
---------------------------------------------------------------------------------------------------------
WSFS Financial Corp. 2                                             10,900                       537,152
                                                                                       ------------------
                                                                                              7,334,351
---------------------------------------------------------------------------------------------------------

HEALTH CARE--9.2%
---------------------------------------------------------------------------------------------------------

BIOTECHNOLOGY--1.1%
Acorda Therapeutics, Inc. 1                                        10,300                       184,885
---------------------------------------------------------------------------------------------------------
Alexion Pharmaceuticals, Inc. 1,2                                  34,300                     2,033,990
---------------------------------------------------------------------------------------------------------
Alnylam Pharmaceuticals, Inc. 1,2                                 207,300                     5,058,120
---------------------------------------------------------------------------------------------------------
Applera Corp./Celera Genomics Group 1                             108,600                     1,596,420
---------------------------------------------------------------------------------------------------------
BioMarin Pharmaceutical, Inc. 1,2                                  54,000                     1,909,980
---------------------------------------------------------------------------------------------------------
Cepheid, Inc. 1                                                    36,000                       878,040
---------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc. 1                                    369,100                     6,798,822
---------------------------------------------------------------------------------------------------------

                  12 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY CONTINUED
---------------------------------------------------------------------------------------------------------
CytRx Corp. 1,2                                                   358,680              $        412,482
---------------------------------------------------------------------------------------------------------
Enzon Pharmaceuticals, Inc. 1,2                                   140,800                     1,296,768
---------------------------------------------------------------------------------------------------------
Halozyme Therapeutics, Inc. 1,2                                    86,500                       550,140
---------------------------------------------------------------------------------------------------------
Incyte Corp. 1,2                                                   54,000                       567,540
---------------------------------------------------------------------------------------------------------
Isis Pharmaceuticals, Inc. 1,2                                    209,100                     2,950,401
---------------------------------------------------------------------------------------------------------
Martek Biosciences Corp. 1,2                                      203,700                     6,227,109
---------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals, Inc. 1                                376,600                     5,822,236
---------------------------------------------------------------------------------------------------------
Onyx Pharmaceuticals, Inc. 1,2                                     65,238                     1,893,859
---------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc. 1,2                                     259,100                     9,687,749
---------------------------------------------------------------------------------------------------------
Regeneron Pharmaceuticals, Inc. 1,2                               138,832                     2,664,186
---------------------------------------------------------------------------------------------------------
RXi Pharmaceuticals Corp. 1,2                                      23,700                       225,150
---------------------------------------------------------------------------------------------------------
Savient Pharmaceuticals, Inc. 1,2                                  80,400                     1,608,000
---------------------------------------------------------------------------------------------------------
Seattle Genetics, Inc. 1,2                                        151,400                     1,377,740
---------------------------------------------------------------------------------------------------------
United Therapeutics Corp. 1                                        14,600                     1,265,820
---------------------------------------------------------------------------------------------------------
XOMA Ltd. 1                                                       384,400                       995,596
                                                                                       ------------------
                                                                                             56,005,033
---------------------------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES--1.7%
Abaxis, Inc. 1,2                                                  134,900                     3,125,633
---------------------------------------------------------------------------------------------------------
Analogic Corp.                                                    167,200                    11,125,488
---------------------------------------------------------------------------------------------------------
ArthroCare Corp. 1,2                                               61,400                     2,047,690
---------------------------------------------------------------------------------------------------------
ConMed Corp. 1,2                                                  163,700                     4,197,268
---------------------------------------------------------------------------------------------------------
Cynosure, Inc., Cl. A 1,2                                          62,500                     1,331,250
---------------------------------------------------------------------------------------------------------
Datascope Corp. 2                                                  77,511                     3,211,281
---------------------------------------------------------------------------------------------------------
Dentsply International, Inc.                                       14,500                       559,700
---------------------------------------------------------------------------------------------------------
Edwards Lifesciences Corp. 1                                       88,000                     3,920,400
---------------------------------------------------------------------------------------------------------
Hologic, Inc. 1,2                                                 185,900                    10,336,040
---------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc. 1,2                                       34,500                    11,190,075
---------------------------------------------------------------------------------------------------------
Invacare Corp. 2                                                   14,300                       318,604
---------------------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc. 1,2                           141,922                     4,271,852
---------------------------------------------------------------------------------------------------------
IRIS International, Inc. 1                                         84,300                     1,118,661
---------------------------------------------------------------------------------------------------------
Kensey Nash Corp. 1                                                20,200                       584,790
---------------------------------------------------------------------------------------------------------
Meridian Bioscience, Inc. 2                                       350,426                    11,714,741
---------------------------------------------------------------------------------------------------------
Merit Medical Systems, Inc. 1,2                                    71,100                     1,125,513
---------------------------------------------------------------------------------------------------------
Orthofix International NV 1,2                                      31,500                     1,252,755
---------------------------------------------------------------------------------------------------------
Quidel Corp. 1,2                                                  220,200                     3,536,412
---------------------------------------------------------------------------------------------------------
RTI Biologics, Inc. 1,2                                            12,100                       114,345
---------------------------------------------------------------------------------------------------------
Somanetics Corp. 1,2                                               63,200                       984,024
---------------------------------------------------------------------------------------------------------
SonoSite, Inc. 1,2                                                 65,200                     1,853,636
---------------------------------------------------------------------------------------------------------
Steris Corp.                                                      435,100                    11,673,733
                                                                                       ------------------
                                                                                             89,593,891
---------------------------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES--3.2%
Air Methods Corp. 1,2                                              89,199                     4,314,556
---------------------------------------------------------------------------------------------------------
Alliance Imaging, Inc. 1,2                                        256,600                     2,206,760
---------------------------------------------------------------------------------------------------------

                  13 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES CONTINUED
---------------------------------------------------------------------------------------------------------
Amedisys, Inc. 1,2                                                160,900              $      6,329,806
---------------------------------------------------------------------------------------------------------
AMERIGROUP Corp. 1                                                418,500                    11,437,605
---------------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                           276,000                    11,310,480
---------------------------------------------------------------------------------------------------------
AmSurg Corp. 1,2                                                  109,900                     2,602,432
---------------------------------------------------------------------------------------------------------
Apria Healthcare Group, Inc. 1                                    501,200                     9,898,700
---------------------------------------------------------------------------------------------------------
BioScrip, Inc. 1                                                   92,400                       624,624
---------------------------------------------------------------------------------------------------------
Centene Corp. 1                                                   514,860                     7,177,148
---------------------------------------------------------------------------------------------------------
Chemed Corp. 2                                                    219,100                     9,246,020
---------------------------------------------------------------------------------------------------------
Chindex International, Inc. 1,2                                    36,800                     1,388,832
---------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc. 1                                      231,800                     9,353,130
---------------------------------------------------------------------------------------------------------
Emergency Medical Services LP, Cl. A 1,2                          201,500                     4,975,035
---------------------------------------------------------------------------------------------------------
Hanger Orthopedic Group, Inc. 1,2                                  52,100                       561,638
---------------------------------------------------------------------------------------------------------
Health Net, Inc. 1                                                237,750                     7,322,700
---------------------------------------------------------------------------------------------------------
Healthspring, Inc. 1                                              679,600                     9,568,768
---------------------------------------------------------------------------------------------------------
HMS Holdings Corp. 1,2                                             65,100                     1,858,605
---------------------------------------------------------------------------------------------------------
Humana, Inc. 1                                                    173,400                     7,778,724
---------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc. 1,2                                      122,800                     2,685,636
---------------------------------------------------------------------------------------------------------
Landauer, Inc. 2                                                   25,500                     1,283,670
---------------------------------------------------------------------------------------------------------
LCA-Vision, Inc. 2                                                 14,086                       176,075
---------------------------------------------------------------------------------------------------------
Lincare Holdings, Inc. 1,2                                        248,700                     6,990,957
---------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 1                                      200                         7,938
---------------------------------------------------------------------------------------------------------
Molina Healthcare, Inc. 1,2                                       330,700                     8,075,694
---------------------------------------------------------------------------------------------------------
MWI Veterinary Supply, Inc. 1,2                                       400                        14,104
---------------------------------------------------------------------------------------------------------
Omnicare, Inc. 2                                                  289,700                     5,260,952
---------------------------------------------------------------------------------------------------------
Owens & Minor, Inc. 2                                             185,800                     7,309,372
---------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. 1                                     7,200                       485,280
---------------------------------------------------------------------------------------------------------
Providence Service Corp. 1,2                                       67,800                     2,034,000
---------------------------------------------------------------------------------------------------------
RehabCare Group, Inc. 1                                           168,200                     2,523,000
---------------------------------------------------------------------------------------------------------
Res-Care, Inc. 1,2                                                126,500                     2,169,475
---------------------------------------------------------------------------------------------------------
Skilled Healthcare Group, Inc., Cl. A 1,2                           7,000                        76,860
---------------------------------------------------------------------------------------------------------
Sun Healthcare Group, Inc. 1,2                                    149,500                     1,964,430
---------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp. 1                                        1,345,100                     7,613,266
---------------------------------------------------------------------------------------------------------
Universal American Corp. 1                                        137,700                     1,459,620
---------------------------------------------------------------------------------------------------------
WellCare Health Plans, Inc. 1                                      94,720                     3,689,344
                                                                                       ------------------
                                                                                            161,775,236
---------------------------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY--0.2%
Computer Programs & Systems, Inc.                                     200                         4,180
---------------------------------------------------------------------------------------------------------
Eclipsys Corp. 1,2                                                 35,997                       705,901
---------------------------------------------------------------------------------------------------------
HLTH Corp. 1                                                      153,000                     1,459,620
---------------------------------------------------------------------------------------------------------
Omnicell, Inc. 1,2                                                226,640                     4,555,464
---------------------------------------------------------------------------------------------------------
Phase Forward, Inc. 1,2                                           295,100                     5,040,308
---------------------------------------------------------------------------------------------------------


                  14 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY CONTINUED
Trizetto Group, Inc. 1,2                                           47,700              $        796,113
                                                                                       ------------------
                                                                                             12,561,586
---------------------------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES--1.7%
Albany Molecular Research, Inc. 1,2                               116,000                     1,408,240
---------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                            286,500                     9,414,390
---------------------------------------------------------------------------------------------------------
Bio-Rad Laboratories, Inc., Cl. A 1                                 8,200                       729,390
---------------------------------------------------------------------------------------------------------
Bruker Corp. 1,2                                                    8,400                       129,276
---------------------------------------------------------------------------------------------------------
Dionex Corp. 1,2                                                  167,630                    12,905,834
---------------------------------------------------------------------------------------------------------
eResearch Technology, Inc. 1,2                                    317,100                     3,938,382
---------------------------------------------------------------------------------------------------------
Illumina, Inc. 1,2                                                 75,800                     5,753,220
---------------------------------------------------------------------------------------------------------
Invitrogen Corp. 1                                                133,800                    11,435,886
---------------------------------------------------------------------------------------------------------
Kendle International, Inc. 1,2                                     93,500                     4,200,020
---------------------------------------------------------------------------------------------------------
Parexel International Corp. 1,2                                   503,200                    13,133,520
---------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                 218,600                     5,301,050
---------------------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                           14,400                       603,360
---------------------------------------------------------------------------------------------------------
Pharmanet Development Group, Inc. 1,2                             140,200                     3,537,246
---------------------------------------------------------------------------------------------------------
Varian, Inc. 1,2                                                  245,100                    14,196,192
                                                                                       ------------------
                                                                                             86,686,006
---------------------------------------------------------------------------------------------------------

PHARMACEUTICALS--1.3%
Auxilium Pharmaceuticals, Inc. 1,2                                 68,300                     1,826,342
---------------------------------------------------------------------------------------------------------
Bentley Pharmaceuticals, Inc. 1,2                                  19,500                       316,875
---------------------------------------------------------------------------------------------------------
BioMimetic Therapeutics, Inc. 1,2                                   6,500                        52,000
---------------------------------------------------------------------------------------------------------
Durect Corp. 1                                                     79,900                       419,475
---------------------------------------------------------------------------------------------------------
Endo Pharmaceuticals Holdings, Inc. 1                             331,800                     7,943,292
---------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc. 1                                       173,100                     6,925,731
---------------------------------------------------------------------------------------------------------
K-V Pharmaceutical Co., Cl. A 1,2                                  70,400                     1,757,184
---------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc. 1                                    1,260,000                    10,962,000
---------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A 2                             356,100                     7,011,609
---------------------------------------------------------------------------------------------------------
Noven Pharmaceuticals, Inc. 1,2                                    12,500                       112,250
---------------------------------------------------------------------------------------------------------
Obagi Medical Products, Inc. 1,2                                  198,000                     1,718,640
---------------------------------------------------------------------------------------------------------
Pain Therapeutics, Inc. 1,2                                        89,600                       757,120
---------------------------------------------------------------------------------------------------------
Perrigo Co.                                                        83,500                     3,150,455
---------------------------------------------------------------------------------------------------------
Pozen, Inc. 1,2                                                   141,500                     1,465,940
---------------------------------------------------------------------------------------------------------
Sciele Pharma, Inc. 1,2                                           464,300                     9,053,850
---------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International, Inc. 1,2                   316,006                     4,054,357
---------------------------------------------------------------------------------------------------------
Vivus, Inc. 1,2                                                    50,100                       302,103
---------------------------------------------------------------------------------------------------------
Xenoport, Inc. 1                                                  198,100                     8,017,107
                                                                                       ------------------
                                                                                             65,846,330
---------------------------------------------------------------------------------------------------------

INDUSTRIALS--18.2%
---------------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE--1.9%
AAR Corp. 1,2                                                     124,600                     3,397,842
---------------------------------------------------------------------------------------------------------
Aeroviroment, Inc. 1,2                                             44,200                       903,890
---------------------------------------------------------------------------------------------------------
American Science & Engineering, Inc. 2                             40,400                     2,204,628
---------------------------------------------------------------------------------------------------------

                  15 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE CONTINUED
---------------------------------------------------------------------------------------------------------
Astronics Corp., Cl. B 1,2                                          7,700              $        146,300
---------------------------------------------------------------------------------------------------------
BE Aerospace, Inc. 1                                               18,000                       629,100
---------------------------------------------------------------------------------------------------------
Ceradyne, Inc. 1,2                                                259,250                     8,285,630
---------------------------------------------------------------------------------------------------------
Cubic Corp. 2                                                     267,200                     7,596,496
---------------------------------------------------------------------------------------------------------
Curtiss-Wright Corp.                                              209,100                     8,673,468
---------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.                                            288,870                    16,835,344
---------------------------------------------------------------------------------------------------------
Ducommun, Inc. 1                                                   91,300                     2,526,271
---------------------------------------------------------------------------------------------------------
DynCorp International, Inc., Cl. A 1,2                            433,500                     7,230,780
---------------------------------------------------------------------------------------------------------
Esterline Technologies Corp. 1                                    190,000                     9,570,300
---------------------------------------------------------------------------------------------------------
HEICO Corp. 2                                                     115,400                     5,625,750
---------------------------------------------------------------------------------------------------------
Ladish Co., Inc. 1,2                                               27,800                     1,000,800
---------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 1,2                                         34,600                       833,860
---------------------------------------------------------------------------------------------------------
Stanley, Inc. 1,2                                                  67,300                     1,982,658
---------------------------------------------------------------------------------------------------------
Teledyne Technologies, Inc. 1,2                                   128,700                     6,048,900
---------------------------------------------------------------------------------------------------------
TransDigm Group, Inc. 1,2                                         115,400                     4,275,570
---------------------------------------------------------------------------------------------------------
Triumph Group, Inc. 2                                             178,800                    10,179,084
                                                                                       ------------------
                                                                                             97,946,671
---------------------------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS--0.2%
ABX Holdings, Inc. 1,2                                            192,300                       565,362
---------------------------------------------------------------------------------------------------------
Atlas Air Worldwide Holdings, Inc. 1,2                            171,013                     9,405,715
---------------------------------------------------------------------------------------------------------
Hub Group, Inc., Cl. A 1,2                                          3,890                       127,942
---------------------------------------------------------------------------------------------------------
Pacer International, Inc.                                         128,600                     2,112,898
                                                                                       ------------------
                                                                                             12,211,917
---------------------------------------------------------------------------------------------------------

AIRLINES--1.0%
Allegiant Travel Co. 1,2                                           62,900                     1,661,818
---------------------------------------------------------------------------------------------------------
AMR Corp. 1,2                                                     277,000                     2,498,540
---------------------------------------------------------------------------------------------------------
Continental Airlines, Inc., Cl. B 1                               363,260                     6,985,490
---------------------------------------------------------------------------------------------------------
Copa Holdings SA, Cl. A                                            31,300                     1,192,843
---------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc. 1                                           165,500                     1,423,300
---------------------------------------------------------------------------------------------------------
Northwest Airlines Corp. 1                                        602,300                     5,414,677
---------------------------------------------------------------------------------------------------------
Pinnacle Airlines Corp. 1,2                                       139,700                     1,219,581
---------------------------------------------------------------------------------------------------------
Republic Airways Holdings, Inc. 1                                 310,000                     6,714,600
---------------------------------------------------------------------------------------------------------
SkyWest, Inc. 2                                                   305,570                     6,453,638
---------------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                            584,600                     7,249,040
---------------------------------------------------------------------------------------------------------
UAL Corp. 2                                                       229,000                     4,930,370
---------------------------------------------------------------------------------------------------------
US Airways Group, Inc. 1,2                                        458,200                     4,082,562
                                                                                       ------------------
                                                                                             49,826,459
---------------------------------------------------------------------------------------------------------

BUILDING PRODUCTS--0.4%
Aaon, Inc. 2                                                       36,650                       734,100
---------------------------------------------------------------------------------------------------------
Ameron International Corp. 2                                       26,800                     2,506,604
---------------------------------------------------------------------------------------------------------
Apogee Enterprises, Inc.                                          103,000                     1,586,200
---------------------------------------------------------------------------------------------------------
Lennox International, Inc.                                        232,600                     8,366,622
---------------------------------------------------------------------------------------------------------
Owens Corning, Inc. 1,2                                            48,800                       884,744
---------------------------------------------------------------------------------------------------------

                  16 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS CONTINUED
USG Corp. 1,2                                                     119,400              $      4,396,308
                                                                                       ------------------
                                                                                             18,474,578
---------------------------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES--4.9%
ABM Industries, Inc. 2                                            214,200                     4,806,648
---------------------------------------------------------------------------------------------------------
Acco Brands Corp. 1,2                                              79,900                     1,084,243
---------------------------------------------------------------------------------------------------------
Administaff, Inc. 2                                               303,300                     7,160,913
---------------------------------------------------------------------------------------------------------
Advisory Board Co. (The) 1,2                                       87,300                     4,796,262
---------------------------------------------------------------------------------------------------------
American Ecology Corp. 2                                           74,000                     1,874,420
---------------------------------------------------------------------------------------------------------
Bowne & Co., Inc. 2                                               206,600                     3,150,650
---------------------------------------------------------------------------------------------------------
Casella Waste Systems, Inc., Cl. A 1,2                             35,400                       386,922
---------------------------------------------------------------------------------------------------------
CBIZ, Inc. 1,2                                                    243,400                     1,976,408
---------------------------------------------------------------------------------------------------------
CDI Corp. 2                                                        78,600                     1,968,930
---------------------------------------------------------------------------------------------------------
ChoicePoint, Inc. 1                                               258,200                    12,290,320
---------------------------------------------------------------------------------------------------------
Comfort Systems USA, Inc. 2                                       275,800                     3,588,158
---------------------------------------------------------------------------------------------------------
COMSYS IT Partners, Inc. 1,2                                      130,000                     1,099,800
---------------------------------------------------------------------------------------------------------
Consolidated Graphics, Inc. 1                                      40,600                     2,275,630
---------------------------------------------------------------------------------------------------------
Copart, Inc. 1                                                     53,400                     2,069,784
---------------------------------------------------------------------------------------------------------
Cornell Corrections, Inc. 1,2                                     144,100                     3,236,486
---------------------------------------------------------------------------------------------------------
CRA International, Inc. 1,2                                        54,300                     1,745,202
---------------------------------------------------------------------------------------------------------
Deluxe Corp.                                                      538,800                    10,350,348
---------------------------------------------------------------------------------------------------------
EnergySolutions, Inc. 2                                            20,000                       458,800
---------------------------------------------------------------------------------------------------------
Ennis, Inc. 2                                                     102,500                     1,719,950
---------------------------------------------------------------------------------------------------------
Exponent, Inc. 1                                                  128,400                     4,216,656
---------------------------------------------------------------------------------------------------------
FTI Consulting, Inc. 1                                             78,393                     5,569,039
---------------------------------------------------------------------------------------------------------
G&K Services, Inc., Cl. A 2                                        36,200                     1,289,082
---------------------------------------------------------------------------------------------------------
GeoEye, Inc. 1,2                                                  139,700                     3,630,803
---------------------------------------------------------------------------------------------------------
Heidrick & Struggles International, Inc. 2                        108,798                     3,539,199
---------------------------------------------------------------------------------------------------------
Hill International, Inc. 1,2                                       17,900                       223,929
---------------------------------------------------------------------------------------------------------
HNI Corp. 2                                                        37,900                     1,019,131
---------------------------------------------------------------------------------------------------------
Hudson Highland Group, Inc. 1                                     120,700                     1,022,329
---------------------------------------------------------------------------------------------------------
ICF International, Inc. 1,2                                       104,000                     2,085,200
---------------------------------------------------------------------------------------------------------
IHS, Inc., Cl. A 1,2                                              119,300                     7,672,183
---------------------------------------------------------------------------------------------------------
Ikon Office Solutions, Inc.                                       228,153                     1,733,963
---------------------------------------------------------------------------------------------------------
Innerworkings, Inc. 1,2                                           107,600                     1,509,628
---------------------------------------------------------------------------------------------------------
Interface, Inc., Cl. A 2                                          620,000                     8,711,000
---------------------------------------------------------------------------------------------------------
Knoll, Inc.                                                       513,000                     5,920,020
---------------------------------------------------------------------------------------------------------
Korn-Ferry International 1,2                                      460,900                     7,789,210
---------------------------------------------------------------------------------------------------------
Layne Christensen Co. 1,2                                         171,330                     5,999,977
---------------------------------------------------------------------------------------------------------
Learning Tree International, Inc. 1,2                              15,300                       214,506
---------------------------------------------------------------------------------------------------------
LECG Corp. 1,2                                                     12,600                       117,936
---------------------------------------------------------------------------------------------------------
Manpower, Inc.                                                    153,280                     8,623,533
---------------------------------------------------------------------------------------------------------
Metalico, Inc. 1,2                                                213,000                     2,089,530
---------------------------------------------------------------------------------------------------------
Miller (Herman), Inc. 2                                           475,760                    11,689,423
---------------------------------------------------------------------------------------------------------

                  17 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES CONTINUED
---------------------------------------------------------------------------------------------------------
Mine Safety Appliances Co. 2                                       61,900              $      2,549,661
---------------------------------------------------------------------------------------------------------
Navigant Consulting, Inc. 1                                        63,600                     1,207,128
---------------------------------------------------------------------------------------------------------
PHH Corp. 1                                                        93,000                     1,620,990
---------------------------------------------------------------------------------------------------------
Pike Electric Corp. 1,2                                            58,200                       810,726
---------------------------------------------------------------------------------------------------------
Resources Connection, Inc. 2                                      127,800                     2,283,786
---------------------------------------------------------------------------------------------------------
Robert Half International, Inc.                                   321,500                     8,275,410
---------------------------------------------------------------------------------------------------------
Rollins, Inc. 2                                                   407,050                     7,200,715
---------------------------------------------------------------------------------------------------------
RSC Holdings, Inc. 1,2                                             64,300                       700,870
---------------------------------------------------------------------------------------------------------
School Specialty, Inc. 1,2                                         37,900                     1,195,366
---------------------------------------------------------------------------------------------------------
Spherion Corp. 1,2                                                475,300                     2,908,836
---------------------------------------------------------------------------------------------------------
Standard Parking Corp. 1                                            5,700                       119,472
---------------------------------------------------------------------------------------------------------
Steelcase, Inc., Cl. A 2                                          628,300                     6,948,998
---------------------------------------------------------------------------------------------------------
Team, Inc. 1,2                                                     95,500                     2,607,150
---------------------------------------------------------------------------------------------------------
TeleTech Holdings, Inc. 1,2                                       318,600                     7,155,756
---------------------------------------------------------------------------------------------------------
Tetra Tech, Inc. 1,2                                               99,267                     1,936,699
---------------------------------------------------------------------------------------------------------
TrueBlue, Inc. 1,2                                                526,400                     7,074,816
---------------------------------------------------------------------------------------------------------
United Stationers, Inc. 1,2                                       245,227                    11,697,328
---------------------------------------------------------------------------------------------------------
Viad Corp. 2                                                      274,900                     9,899,149
---------------------------------------------------------------------------------------------------------
Volt Information Sciences, Inc. 1,2                                82,350                     1,396,656
---------------------------------------------------------------------------------------------------------
VSE Corp. 2                                                         4,500                       127,035
---------------------------------------------------------------------------------------------------------
Waste Connections, Inc. 1,2                                       220,635                     6,782,320
---------------------------------------------------------------------------------------------------------
Waste Industries USA, Inc. 2                                       37,000                     1,337,550
---------------------------------------------------------------------------------------------------------
Watson Wyatt & Co. Holdings                                       219,800                    12,473,650
                                                                                       ------------------
                                                                                            249,016,218
---------------------------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING--1.1%
Aecom Technology Corp. 1                                           38,500                     1,001,385
---------------------------------------------------------------------------------------------------------
Baker (Michael) Corp. 1                                            92,200                     2,070,812
---------------------------------------------------------------------------------------------------------
Chicago Bridge & Iron Co. NV 2                                    151,700                     5,952,708
---------------------------------------------------------------------------------------------------------
EMCOR Group, Inc. 1                                               567,800                    12,610,838
---------------------------------------------------------------------------------------------------------
Granite Construction, Inc.                                         68,700                     2,247,177
---------------------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc. 1,2                           90,400                     1,420,184
---------------------------------------------------------------------------------------------------------
KBR, Inc.                                                         285,000                     7,903,050
---------------------------------------------------------------------------------------------------------
Northwest Pipe Co. 1,2                                             29,200                     1,240,708
---------------------------------------------------------------------------------------------------------
Perini Corp. 1                                                    310,500                    11,249,415
---------------------------------------------------------------------------------------------------------
Shaw Group, Inc. (The) 1                                          181,800                     8,570,052
---------------------------------------------------------------------------------------------------------
URS Corp. 1                                                       115,680                     3,781,579
                                                                                       ------------------
                                                                                             58,047,908
---------------------------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT--2.3%
Acuity Brands, Inc. 2                                             355,600                    15,273,020
---------------------------------------------------------------------------------------------------------
AZZ, Inc. 1,2                                                      80,100                     2,849,958
---------------------------------------------------------------------------------------------------------
Belden, Inc. 2                                                    293,300                    10,359,356
---------------------------------------------------------------------------------------------------------
Brady Corp., Cl. A 2                                               15,700                       524,851
---------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., Cl. A                                      56,900                     2,284,535
---------------------------------------------------------------------------------------------------------

                  18 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT CONTINUED
---------------------------------------------------------------------------------------------------------
Day4 Energy, Inc. 1                                               522,900              $      2,363,735
---------------------------------------------------------------------------------------------------------
Encore Wire Corp. 2                                                19,600                       356,916
---------------------------------------------------------------------------------------------------------
Evergreen Solar, Inc. 1,2                                         516,600                     4,788,882
---------------------------------------------------------------------------------------------------------
GrafTech International Ltd. 1                                   1,097,800                    17,795,338
---------------------------------------------------------------------------------------------------------
II-VI, Inc. 1,2                                                    50,000                     1,899,000
---------------------------------------------------------------------------------------------------------
LSI Industries, Inc.                                              154,200                     2,036,982
---------------------------------------------------------------------------------------------------------
Plug Power, Inc. 1,2                                               36,700                       114,137
---------------------------------------------------------------------------------------------------------
Powell Industries, Inc. 1,2                                        57,300                     2,255,901
---------------------------------------------------------------------------------------------------------
Regal-Beloit Corp. 2                                              262,560                     9,617,573
---------------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                          60,130                     3,452,665
---------------------------------------------------------------------------------------------------------
Roper Industries, Inc.                                            113,900                     6,770,216
---------------------------------------------------------------------------------------------------------
Smith (A.O.) Corp. 2                                              232,130                     7,630,113
---------------------------------------------------------------------------------------------------------
Superior Essex, Inc. 1,2                                           87,700                     2,466,124
---------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. 1                                            123,700                     4,498,969
---------------------------------------------------------------------------------------------------------
Vicor Corp. 2                                                     104,163                     1,243,706
---------------------------------------------------------------------------------------------------------
Woodward Governor Co. 2                                           599,802                    16,026,709
                                                                                       ------------------
                                                                                            114,608,686
---------------------------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES--0.4%
Carlisle Cos., Inc.                                                36,600                     1,223,904
---------------------------------------------------------------------------------------------------------
Raven Industries, Inc. 2                                           55,200                     1,672,560
---------------------------------------------------------------------------------------------------------
Teleflex, Inc.                                                    147,342                     7,029,687
---------------------------------------------------------------------------------------------------------
Tredegar Corp. 2                                                   14,400                       262,224
---------------------------------------------------------------------------------------------------------
Walter Industries, Inc. 2                                         165,300                    10,352,739
                                                                                       ------------------
                                                                                             20,541,114
---------------------------------------------------------------------------------------------------------

MACHINERY--5.0%
Actuant Corp., Cl. A 2                                            486,400                    14,694,144
---------------------------------------------------------------------------------------------------------
AGCO Corp. 1                                                      113,000                     6,766,440
---------------------------------------------------------------------------------------------------------
Ampco-Pittsburgh Corp.                                             96,200                     4,135,638
---------------------------------------------------------------------------------------------------------
Astec Industries, Inc. 1,2                                        206,150                     7,990,374
---------------------------------------------------------------------------------------------------------
Axsys Technologies, Inc. 1                                         68,400                     3,411,792
---------------------------------------------------------------------------------------------------------
Badger Meter, Inc. 2                                              102,100                     4,410,720
---------------------------------------------------------------------------------------------------------
Barnes Group, Inc. 2                                              428,300                     9,829,485
---------------------------------------------------------------------------------------------------------
Blount International, Inc. 1,2                                    188,000                     2,325,560
---------------------------------------------------------------------------------------------------------
Briggs & Stratton Corp. 2                                          92,000                     1,646,800
---------------------------------------------------------------------------------------------------------
Bucyrus International, Inc., Cl. A 2                               40,000                     4,066,000
---------------------------------------------------------------------------------------------------------
Cascade Corp. 2                                                    20,400                     1,005,924
---------------------------------------------------------------------------------------------------------
Chart Industries, Inc. 1                                           87,900                     2,974,536
---------------------------------------------------------------------------------------------------------
CIRCOR International, Inc. 2                                      113,600                     5,254,000
---------------------------------------------------------------------------------------------------------
Columbus McKinnon Corp. 1,2                                       130,500                     4,042,890
---------------------------------------------------------------------------------------------------------
Crane Co.                                                         100,700                     4,063,245
---------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                     163,000                     7,631,660
---------------------------------------------------------------------------------------------------------
Dynamic Materials Corp. 2                                          52,400                     2,263,680
---------------------------------------------------------------------------------------------------------
EnPro Industries, Inc. 1,2                                        247,280                     7,712,663
---------------------------------------------------------------------------------------------------------
ESCO Technologies, Inc. 1,2                                       113,200                     4,496,304
---------------------------------------------------------------------------------------------------------

                  19 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
MACHINERY CONTINUED
---------------------------------------------------------------------------------------------------------
Flowserve Corp.                                                    17,400              $      1,816,212
---------------------------------------------------------------------------------------------------------
Freightcar America, Inc.                                           14,100                       483,630
---------------------------------------------------------------------------------------------------------
Gardner Denver, Inc. 1                                            401,360                    14,890,456
---------------------------------------------------------------------------------------------------------
Gorman-Rupp Co. (The) 2                                            60,713                     1,996,851
---------------------------------------------------------------------------------------------------------
Hardinge, Inc. 2                                                   12,000                       165,120
---------------------------------------------------------------------------------------------------------
Hurco Cos., Inc. 1,2                                               73,300                     3,428,974
---------------------------------------------------------------------------------------------------------
IDEX Corp.                                                        165,900                     5,091,471
---------------------------------------------------------------------------------------------------------
Ingersoll-Rand Co. Ltd., Cl. A                                    296,400                    13,213,512
---------------------------------------------------------------------------------------------------------
ITT Corp.                                                          96,100                     4,978,941
---------------------------------------------------------------------------------------------------------
Joy Global, Inc.                                                   14,600                       951,336
---------------------------------------------------------------------------------------------------------
Kadant, Inc. 1,2                                                  119,400                     3,507,972
---------------------------------------------------------------------------------------------------------
L.B. Foster Co., Cl. A 1,2                                         88,500                     3,810,810
---------------------------------------------------------------------------------------------------------
Lindsay Manufacturing Co. 2                                        91,000                     9,324,770
---------------------------------------------------------------------------------------------------------
McCoy Corp. 4                                                     315,600                     1,297,513
---------------------------------------------------------------------------------------------------------
Middleby Corp. (The) 1,2                                          116,100                     7,243,479
---------------------------------------------------------------------------------------------------------
Mueller Industries, Inc. 2                                        355,000                    10,241,750
---------------------------------------------------------------------------------------------------------
NACCO Industries, Inc., Cl. A 2                                     9,330                       755,170
---------------------------------------------------------------------------------------------------------
Nordson Corp.                                                      65,100                     3,505,635
---------------------------------------------------------------------------------------------------------
Pentair, Inc.                                                     150,000                     4,785,000
---------------------------------------------------------------------------------------------------------
RBC Bearings, Inc. 1,2                                             96,800                     3,594,184
---------------------------------------------------------------------------------------------------------
Robbins & Myers, Inc. 2                                           414,280                    13,526,242
---------------------------------------------------------------------------------------------------------
SPX Corp.                                                         128,200                    13,448,180
---------------------------------------------------------------------------------------------------------
Sun Hydraulics Corp. 2                                            114,700                     3,357,269
---------------------------------------------------------------------------------------------------------
Tecumseh Products Co., Cl. A 1,2                                  155,300                     4,764,604
---------------------------------------------------------------------------------------------------------
Tennant Co. 2                                                     130,850                     5,209,139
---------------------------------------------------------------------------------------------------------
Timken Co.                                                         91,700                     2,725,324
---------------------------------------------------------------------------------------------------------
Titan International, Inc.                                          91,000                     2,785,510
---------------------------------------------------------------------------------------------------------
Toro Co. (The) 2                                                  200,160                     8,284,622
---------------------------------------------------------------------------------------------------------
Twin Disc, Inc. 2                                                  29,600                       468,272
---------------------------------------------------------------------------------------------------------
Watts Water Technologies, Inc., Cl. A 2                           138,700                     3,887,761
                                                                                       ------------------
                                                                                            252,261,564
---------------------------------------------------------------------------------------------------------

MARINE--0.1%
Excel Maritime Carriers Ltd. 2                                    180,900                     5,309,415
---------------------------------------------------------------------------------------------------------
Star Bulk Carriers Corp. 2                                         84,800                       968,416
---------------------------------------------------------------------------------------------------------
TBS International Ltd., Cl. A 1,2                                  37,100                     1,120,420
                                                                                       ------------------
                                                                                              7,398,251
---------------------------------------------------------------------------------------------------------

ROAD & RAIL--0.2%
Ryder Systems, Inc.                                               125,500                     7,644,205
---------------------------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS--0.7%
Applied Industrial Technologies, Inc. 2                           408,400                    12,207,076
---------------------------------------------------------------------------------------------------------
Houston Wire & Cable Co. 2                                         18,000                       288,360
---------------------------------------------------------------------------------------------------------
Kaman Corp. 2                                                      32,600                       922,254
---------------------------------------------------------------------------------------------------------
NuCo2, Inc. 1                                                      39,800                     1,105,246
---------------------------------------------------------------------------------------------------------
Rush Enterprises, Inc., Cl. A 1,2                                  47,200                       747,648
---------------------------------------------------------------------------------------------------------

                  20 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS CONTINUED
---------------------------------------------------------------------------------------------------------
UAP Holding Corp. 2                                               277,639              $     10,644,679
---------------------------------------------------------------------------------------------------------
United Rentals, Inc. 1                                            537,400                    10,124,616
                                                                                       ------------------
                                                                                             36,039,879
---------------------------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE--0.0%
CAI International, Inc. 1                                         177,400                     2,281,364
---------------------------------------------------------------------------------------------------------

INFORMATION TECHNOLOGY--24.9%
---------------------------------------------------------------------------------------------------------

AEROSPACE & DEFENSE--0.0%
Taser International, Inc. 1,2                                     247,700                     2,328,380
---------------------------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT--2.5%
ADC Telecommunications, Inc. 1,2                                  933,900                    11,281,512
---------------------------------------------------------------------------------------------------------
ADTRAN, Inc. 2                                                    382,200                     7,070,700
---------------------------------------------------------------------------------------------------------
Arris Group, Inc. 1                                                45,313                       263,722
---------------------------------------------------------------------------------------------------------
Avocent Corp. 1                                                    64,520                     1,090,388
---------------------------------------------------------------------------------------------------------
Bel Fuse, Inc., Cl. A 2                                            36,200                     1,136,318
---------------------------------------------------------------------------------------------------------
Black Box Corp. 2                                                  25,400                       783,590
---------------------------------------------------------------------------------------------------------
Blue Coat Systems, Inc. 1,2                                       439,500                     9,686,580
---------------------------------------------------------------------------------------------------------
Ciena Corp. 1,2                                                    28,900                       890,987
---------------------------------------------------------------------------------------------------------
CommScope, Inc. 1                                                 201,727                     7,026,151
---------------------------------------------------------------------------------------------------------
Comtech Group, Inc. 1,2                                            83,200                       897,728
---------------------------------------------------------------------------------------------------------
Comtech Telecommunications Corp. 1,2                              333,500                    13,006,500
---------------------------------------------------------------------------------------------------------
Digi International, Inc. 1,2                                       29,300                       338,122
---------------------------------------------------------------------------------------------------------
Dycom Industries, Inc. 1,2                                        362,400                     4,352,424
---------------------------------------------------------------------------------------------------------
EMS Technologies, Inc. 1,2                                        138,200                     3,750,748
---------------------------------------------------------------------------------------------------------
Extreme Networks, Inc. 1,2                                        759,400                     2,354,140
---------------------------------------------------------------------------------------------------------
Foundry Networks, Inc. 1                                        1,200,300                    13,899,474
---------------------------------------------------------------------------------------------------------
Globecomm Systems, Inc. 1                                          19,600                       170,520
---------------------------------------------------------------------------------------------------------
Harmonic, Inc. 1,2                                                894,400                     6,797,440
---------------------------------------------------------------------------------------------------------
Harris Corp.                                                      149,500                     7,255,235
---------------------------------------------------------------------------------------------------------
InterDigital, Inc. 1,2                                            133,450                     2,643,645
---------------------------------------------------------------------------------------------------------
Ixia 1,2                                                          187,900                     1,458,104
---------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. 1,2                              11,600                       276,544
---------------------------------------------------------------------------------------------------------
MasTec, Inc. 1,2                                                  260,700                     2,140,347
---------------------------------------------------------------------------------------------------------
Netgear, Inc. 1,2                                                  84,800                     1,691,760
---------------------------------------------------------------------------------------------------------
Network Equipment Technologies, Inc. 1,2                          165,600                     1,087,992
---------------------------------------------------------------------------------------------------------
Performance Technologies, Inc. 1                                   20,200                        92,516
---------------------------------------------------------------------------------------------------------
Plantronics, Inc. 2                                               532,600                    10,284,506
---------------------------------------------------------------------------------------------------------
ShoreTel, Inc. 1,2                                                152,200                       779,264
---------------------------------------------------------------------------------------------------------
Sycamore Networks, Inc. 1,2                                        81,000                       296,460
---------------------------------------------------------------------------------------------------------
Tekelec, Inc. 1,2                                                 109,800                     1,367,010
---------------------------------------------------------------------------------------------------------
Tellabs, Inc. 1                                                 1,184,800                     6,457,160
---------------------------------------------------------------------------------------------------------
ViaSat, Inc. 1,2                                                  216,900                     4,711,068
                                                                                       ------------------
                                                                                            125,338,655
---------------------------------------------------------------------------------------------------------

                  21 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.7%
Brocade Communications Systems, Inc. 1                          1,445,400              $     10,551,420
---------------------------------------------------------------------------------------------------------
Electronics for Imaging, Inc. 1,2                                 175,800                     2,622,936
---------------------------------------------------------------------------------------------------------
Emulex Corp. 1                                                    436,600                     7,090,384
---------------------------------------------------------------------------------------------------------
Hutchinson Technology, Inc. 1,2                                     1,700                        27,047
---------------------------------------------------------------------------------------------------------
Hypercom Corp. 1,2                                                 11,700                        50,778
---------------------------------------------------------------------------------------------------------
Iomega Corp. 1,2                                                  226,100                       807,177
---------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A 1                              273,700                     8,408,064
---------------------------------------------------------------------------------------------------------
NCR Corp. 1                                                       426,100                     9,727,863
---------------------------------------------------------------------------------------------------------
NetApp, Inc. 1                                                    133,100                     2,668,655
---------------------------------------------------------------------------------------------------------
Novatel Wireless, Inc. 1,2                                        182,900                     1,770,472
---------------------------------------------------------------------------------------------------------
Palm, Inc. 2                                                        8,800                        44,000
---------------------------------------------------------------------------------------------------------
QLogic Corp. 1                                                     91,600                     1,406,060
---------------------------------------------------------------------------------------------------------
Quantum Corp. 1                                                    98,400                       210,576
---------------------------------------------------------------------------------------------------------
SanDisk Corp. 1                                                   211,500                     4,773,555
---------------------------------------------------------------------------------------------------------
Seagate Technology                                                442,100                     9,257,574
---------------------------------------------------------------------------------------------------------
STEC, Inc. 1,2                                                     74,100                       458,679
---------------------------------------------------------------------------------------------------------
Stratasys, Inc. 1,2                                               121,800                     2,168,040
---------------------------------------------------------------------------------------------------------
Synaptics, Inc. 1,2                                               275,500                     6,578,940
---------------------------------------------------------------------------------------------------------
Teradata Corp. 1                                                  106,500                     2,349,390
---------------------------------------------------------------------------------------------------------
Western Digital Corp. 1                                           492,800                    13,325,312
                                                                                       ------------------
                                                                                             84,296,922
---------------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS--2.6%
Acacia Research Corp. 1,2                                         136,100                       782,575
---------------------------------------------------------------------------------------------------------
Arrow Electronics, Inc. 1                                         302,300                    10,172,395
---------------------------------------------------------------------------------------------------------
Avnet, Inc. 1                                                     296,600                     9,707,718
---------------------------------------------------------------------------------------------------------
AVX Corp. 2                                                        48,500                       621,285
---------------------------------------------------------------------------------------------------------
Benchmark Electronics, Inc. 1,2                                   203,100                     3,645,645
---------------------------------------------------------------------------------------------------------
Brightpoint, Inc. 1,2                                             108,800                       909,568
---------------------------------------------------------------------------------------------------------
Checkpoint Systems, Inc. 1,2                                      478,300                    12,842,355
---------------------------------------------------------------------------------------------------------
Cognex Corp. 2                                                     43,100                       940,873
---------------------------------------------------------------------------------------------------------
Coherent, Inc. 1                                                    9,800                       273,322
---------------------------------------------------------------------------------------------------------
CPI International, Inc. 1,2                                        16,000                       158,720
---------------------------------------------------------------------------------------------------------
CTS Corp. 2                                                       258,900                     2,770,230
---------------------------------------------------------------------------------------------------------
Electro Scientific Industries, Inc. 1,2                            96,700                     1,593,616
---------------------------------------------------------------------------------------------------------
Excel Technology, Inc. 1,2                                         19,700                       531,112
---------------------------------------------------------------------------------------------------------
FARO Technologies, Inc. 1                                          61,500                     1,917,570
---------------------------------------------------------------------------------------------------------
FLIR Systems, Inc. 1,2                                            127,100                     3,824,439
---------------------------------------------------------------------------------------------------------
Gerber Scientific, Inc. 1,2                                         6,400                        56,896
---------------------------------------------------------------------------------------------------------
Insight Enterprises, Inc. 1                                       258,800                     4,529,000
---------------------------------------------------------------------------------------------------------
Littlefuse, Inc. 1,2                                              104,637                     3,659,156
---------------------------------------------------------------------------------------------------------
LoJack Corp. 1,2                                                   41,100                       519,504
---------------------------------------------------------------------------------------------------------
Measurement Specialties, Inc. 1,2                                  44,600                       779,162
---------------------------------------------------------------------------------------------------------

                  22 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
---------------------------------------------------------------------------------------------------------
Mercury Computer Systems, Inc. 1,2                                 10,300              $         57,886
---------------------------------------------------------------------------------------------------------
Methode Electronics, Inc.                                         256,190                     2,994,861
---------------------------------------------------------------------------------------------------------
Molex, Inc.                                                       136,900                     3,170,604
---------------------------------------------------------------------------------------------------------
MTS Systems Corp. 2                                                51,800                     1,671,068
---------------------------------------------------------------------------------------------------------
Multi-Fineline Electronix, Inc. 1                                  67,500                     1,266,975
---------------------------------------------------------------------------------------------------------
NAM TAI Electronics, Inc.                                          70,600                       677,760
---------------------------------------------------------------------------------------------------------
National Instruments Corp.                                        244,500                     6,391,230
---------------------------------------------------------------------------------------------------------
OSI Systems, Inc. 1,2                                               7,700                       177,254
---------------------------------------------------------------------------------------------------------
Park Electrochemical Corp.                                        114,900                     2,970,165
---------------------------------------------------------------------------------------------------------
PC Connection, Inc. 1,2                                            50,400                       399,168
---------------------------------------------------------------------------------------------------------
Plexus Corp. 1                                                    282,200                     7,915,710
---------------------------------------------------------------------------------------------------------
Rofin-Sinar Technologies, Inc. 1,2                                479,800                    21,543,020
---------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp. 1                                             1,606,600                     2,602,692
---------------------------------------------------------------------------------------------------------
ScanSource, Inc. 1,2                                               56,800                     2,055,592
---------------------------------------------------------------------------------------------------------
Smart Modular Technologies, Inc. 1,2                              113,100                       702,351
---------------------------------------------------------------------------------------------------------
SYNNEX Corp. 1,2                                                   55,500                     1,177,710
---------------------------------------------------------------------------------------------------------
Tech Data Corp. 1                                                 224,700                     7,370,160
---------------------------------------------------------------------------------------------------------
Technitrol, Inc. 2                                                227,420                     5,260,225
---------------------------------------------------------------------------------------------------------
Trimble Navigation Ltd. 1                                          47,500                     1,358,025
---------------------------------------------------------------------------------------------------------
TTM Technologies, Inc. 1,2                                         16,600                       187,912
                                                                                       ------------------
                                                                                            130,185,509
---------------------------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES--2.2%
Art Technology Group, Inc. 1,2                                    316,700                     1,228,796
---------------------------------------------------------------------------------------------------------
AsiaInfo Holdings, Inc. 1                                         360,900                     3,919,374
---------------------------------------------------------------------------------------------------------
Bankrate, Inc. 1,2                                                208,700                    10,412,043
---------------------------------------------------------------------------------------------------------
Chordiant Software, Inc. 1                                        200,700                     1,210,221
---------------------------------------------------------------------------------------------------------
CMGI, Inc. 1,2                                                    140,244                     1,859,635
---------------------------------------------------------------------------------------------------------
Digital River, Inc. 1,2                                           240,000                     7,432,800
---------------------------------------------------------------------------------------------------------
DivX, Inc. 1,2                                                     85,100                       595,700
---------------------------------------------------------------------------------------------------------
Equinix, Inc. 1,2                                                  29,000                     1,928,210
---------------------------------------------------------------------------------------------------------
Greenfield Online, Inc. 1,2                                       198,100                     2,349,466
---------------------------------------------------------------------------------------------------------
Imergent, Inc. 2                                                  104,800                     1,193,672
---------------------------------------------------------------------------------------------------------
Interwoven, Inc. 1                                                182,500                     1,949,100
---------------------------------------------------------------------------------------------------------
j2 Global Communications, Inc. 1,2                                531,768                    11,869,062
---------------------------------------------------------------------------------------------------------
Mercadolibre, Inc. 1,2                                              7,200                       286,272
---------------------------------------------------------------------------------------------------------
National Information Consortium, Inc. 2                           178,100                     1,266,291
---------------------------------------------------------------------------------------------------------
NaviSite, Inc. 1,2                                                136,600                       301,886
---------------------------------------------------------------------------------------------------------
Omniture, Inc. 1                                                   48,800                     1,132,648
---------------------------------------------------------------------------------------------------------
Open Text Corp. 1,2                                               372,500                    11,662,975
---------------------------------------------------------------------------------------------------------
S1 Corp. 1                                                        513,100                     3,648,141
---------------------------------------------------------------------------------------------------------
Sohu.com, Inc. 1                                                  274,600                    12,392,698
---------------------------------------------------------------------------------------------------------
SonicWALL, Inc. 1,2                                               468,800                     3,830,096
---------------------------------------------------------------------------------------------------------
SoundBite Communications, Inc. 1                                  110,000                       539,000
---------------------------------------------------------------------------------------------------------

                   23 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
---------------------------------------------------------------------------------------------------------
TheStreet.com, Inc. 2                                             241,400              $      1,950,512
---------------------------------------------------------------------------------------------------------
Travelzoo, Inc. 1                                                  33,800                       373,152
---------------------------------------------------------------------------------------------------------
United Online, Inc. 2                                             906,550                     9,573,168
---------------------------------------------------------------------------------------------------------
ValueClick, Inc. 1,2                                              397,698                     6,860,291
---------------------------------------------------------------------------------------------------------
VeriSign, Inc. 1,2                                                174,000                     5,783,760
---------------------------------------------------------------------------------------------------------
Vignette Corp. 1                                                  142,000                     1,875,820
---------------------------------------------------------------------------------------------------------
Vocus, Inc. 1,2                                                    98,500                     2,600,400
---------------------------------------------------------------------------------------------------------
Websense, Inc. 1,2                                                 75,400                     1,413,750
---------------------------------------------------------------------------------------------------------
Zix Corp. 1                                                       142,300                       550,701
                                                                                       ------------------
                                                                                            111,989,640
---------------------------------------------------------------------------------------------------------

IT SERVICES--3.1%
Acxiom Corp.                                                      323,100                     3,835,197
---------------------------------------------------------------------------------------------------------
Affiliated Computer Services, Inc., Cl. A 1                        62,200                     3,116,842
---------------------------------------------------------------------------------------------------------
Broadridge Financial Solutions, Inc.                               69,075                     1,215,720
---------------------------------------------------------------------------------------------------------
CACI International, Inc., Cl. A 1                                 192,940                     8,788,417
---------------------------------------------------------------------------------------------------------
CIBER, Inc. 1,2                                                   336,200                     1,647,380
---------------------------------------------------------------------------------------------------------
Computer Sciences Corp. 1                                         268,460                    10,950,483
---------------------------------------------------------------------------------------------------------
Convergys Corp. 1                                                 500,900                     7,543,554
---------------------------------------------------------------------------------------------------------
CSG Systems International, Inc. 1,2                               316,600                     3,599,742
---------------------------------------------------------------------------------------------------------
CyberSource Corp. 1                                               633,944                     9,261,922
---------------------------------------------------------------------------------------------------------
DST Systems, Inc. 1,2                                             148,500                     9,762,390
---------------------------------------------------------------------------------------------------------
Electronic Data Systems Corp.                                     388,900                     6,475,185
---------------------------------------------------------------------------------------------------------
Exlservice Holdings, Inc. 1,2                                      11,100                       254,856
---------------------------------------------------------------------------------------------------------
Forrester Research, Inc. 1,2                                       11,900                       316,302
---------------------------------------------------------------------------------------------------------
Gartner, Inc. 1,2                                                 329,600                     6,374,464
---------------------------------------------------------------------------------------------------------
Genpact Ltd. 1,2                                                   15,400                       188,650
---------------------------------------------------------------------------------------------------------
Global Payments, Inc.                                              68,100                     2,816,616
---------------------------------------------------------------------------------------------------------
Heartland Payment Systems, Inc. 2                                 303,600                     6,985,836
---------------------------------------------------------------------------------------------------------
Hewitt Associates, Inc. 1                                         300,700                    11,958,839
---------------------------------------------------------------------------------------------------------
ManTech International Corp. 1,2                                   337,000                    15,286,320
---------------------------------------------------------------------------------------------------------
Maximus, Inc. 2                                                   230,480                     8,460,921
---------------------------------------------------------------------------------------------------------
MPS Group, Inc. 1                                                 547,800                     6,474,996
---------------------------------------------------------------------------------------------------------
NCI, Inc., Cl. A 1                                                 65,000                     1,223,300
---------------------------------------------------------------------------------------------------------
Perot Systems Corp., Cl. A 1                                       39,300                       591,072
---------------------------------------------------------------------------------------------------------
RightNow Technologies, Inc. 1,2                                    75,600                       899,640
---------------------------------------------------------------------------------------------------------
SAIC, Inc. 1,2                                                    417,200                     7,755,748
---------------------------------------------------------------------------------------------------------
Sapient Corp. 1,2                                               1,014,800                     7,063,008
---------------------------------------------------------------------------------------------------------
SRA International, Inc., Cl. A 1,2                                179,500                     4,363,645
---------------------------------------------------------------------------------------------------------
Sykes Enterprises, Inc. 1                                         187,000                     3,289,330
---------------------------------------------------------------------------------------------------------
Syntel, Inc. 2                                                    136,500                     3,637,725
---------------------------------------------------------------------------------------------------------
TNS, Inc.                                                           2,600                        53,664
---------------------------------------------------------------------------------------------------------
Wright Express Corp. 1,2                                          191,100                     5,872,503
                                                                                       ------------------
                                                                                            160,064,267
---------------------------------------------------------------------------------------------------------

                  24 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.1%
Zebra Technologies Corp., Cl. A 1                                 221,400              $      7,377,048
---------------------------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--6.5%
Actel Corp. 1,2                                                    93,500                     1,431,485
---------------------------------------------------------------------------------------------------------
Advanced Analogic Technologies, Inc. 1                            217,700                     1,223,474
---------------------------------------------------------------------------------------------------------
Advanced Energy Industries, Inc. 1,2                              261,600                     3,468,816
---------------------------------------------------------------------------------------------------------
Altera Corp.                                                      175,600                     3,236,308
---------------------------------------------------------------------------------------------------------
Amkor Technology, Inc. 1,2                                      1,272,010                    13,610,507
---------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                              380,000                    11,217,600
---------------------------------------------------------------------------------------------------------
Atheros Communications, Inc. 1,2                                  126,100                     2,627,924
---------------------------------------------------------------------------------------------------------
Atmel Corp. 1                                                   1,827,600                     6,360,048
---------------------------------------------------------------------------------------------------------
ATMI, Inc. 1,2                                                    285,200                     7,937,116
---------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                           297,000                     5,723,190
---------------------------------------------------------------------------------------------------------
Brooks Automation, Inc. 1,2                                       711,900                     6,919,668
---------------------------------------------------------------------------------------------------------
Cabot Microelectronics Corp. 1,2                                  326,200                    10,487,330
---------------------------------------------------------------------------------------------------------
Cohu, Inc. 2                                                      135,000                     2,193,750
---------------------------------------------------------------------------------------------------------
Credence Systems Corp. 1,2                                        372,400                       633,080
---------------------------------------------------------------------------------------------------------
Cymer, Inc. 1,2                                                   217,580                     5,665,783
---------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp. 1                                     364,800                     8,612,928
---------------------------------------------------------------------------------------------------------
Diodes, Inc. 1                                                     22,600                       496,296
---------------------------------------------------------------------------------------------------------
DSP Group, Inc. 1                                                   3,200                        40,768
---------------------------------------------------------------------------------------------------------
EMCORE Corp. 1,2                                                  266,800                     1,536,768
---------------------------------------------------------------------------------------------------------
Entegris, Inc. 1,2                                              1,117,060                     8,031,661
---------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., Cl. A 1              208,218                     2,481,959
---------------------------------------------------------------------------------------------------------
FEI Co. 1,2                                                       412,200                     8,998,326
---------------------------------------------------------------------------------------------------------
Intellon Corp. 1                                                  109,300                       537,756
---------------------------------------------------------------------------------------------------------
Intersil Corp., Cl. A 2                                           440,900                    11,317,903
---------------------------------------------------------------------------------------------------------
IXYS Corp. 1                                                       15,200                       103,816
---------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.                                                  272,400                    10,106,040
---------------------------------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc. 1,2                               84,150                       402,237
---------------------------------------------------------------------------------------------------------
Lam Research Corp. 1                                              244,200                     9,333,324
---------------------------------------------------------------------------------------------------------
LTX Corp. 1,2                                                      68,500                       215,090
---------------------------------------------------------------------------------------------------------
Mattson Technology, Inc. 1,2                                      252,900                     1,540,161
---------------------------------------------------------------------------------------------------------
Micrel, Inc. 2                                                    710,400                     6,585,408
---------------------------------------------------------------------------------------------------------
Microtune, Inc. 1,2                                               316,700                     1,159,122
---------------------------------------------------------------------------------------------------------
MIPS Technologies, Inc., Cl. A 1,2                                 30,100                       119,196
---------------------------------------------------------------------------------------------------------
MKS Instruments, Inc. 1,2                                         616,600                    13,195,240
---------------------------------------------------------------------------------------------------------
Monolithic Power Systems, Inc. 1                                  201,900                     3,559,497
---------------------------------------------------------------------------------------------------------
Novellus Systems, Inc. 1                                          399,600                     8,411,580
---------------------------------------------------------------------------------------------------------
OmniVision Technologies, Inc. 1,2                                 593,700                     9,986,034
---------------------------------------------------------------------------------------------------------
ON Semiconductor Corp. 1,2                                        638,710                     3,627,873
---------------------------------------------------------------------------------------------------------
Pericom Semiconductor Corp. 1                                     184,500                     2,708,460
---------------------------------------------------------------------------------------------------------
Photronics, Inc. 1                                                 39,000                       372,450
---------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc. 1,2                                            1,957,720                    11,159,004
---------------------------------------------------------------------------------------------------------

                  25 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
---------------------------------------------------------------------------------------------------------
Rambus, Inc. 1,2                                                  296,600              $      6,913,746
---------------------------------------------------------------------------------------------------------
Rubicon Technology, Inc. 1,2                                      140,300                     4,065,894
---------------------------------------------------------------------------------------------------------
Rudolph Technologies, Inc. 1,2                                    105,000                     1,025,850
---------------------------------------------------------------------------------------------------------
Semtech Corp. 1,2                                                 845,320                    12,113,436
---------------------------------------------------------------------------------------------------------
Sigma Designs, Inc. 1,2                                           299,600                     6,791,932
---------------------------------------------------------------------------------------------------------
Silicon Laboratories, Inc. 1                                      413,500                    13,041,790
---------------------------------------------------------------------------------------------------------
Silicon Storage Technology, Inc. 1,2                              216,700                       567,754
---------------------------------------------------------------------------------------------------------
Skyworks Solutions, Inc. 1,2                                    1,660,880                    12,091,206
---------------------------------------------------------------------------------------------------------
Standard Microsystems Corp. 1,2                                   182,100                     5,313,678
---------------------------------------------------------------------------------------------------------
Supertex, Inc. 1,2                                                 35,400                       722,514
---------------------------------------------------------------------------------------------------------
Techwell, Inc. 1                                                   28,200                       305,688
---------------------------------------------------------------------------------------------------------
Teradyne, Inc. 1                                                1,116,100                    13,861,962
---------------------------------------------------------------------------------------------------------
Tessera Technologies, Inc. 1                                       95,300                     1,982,240
---------------------------------------------------------------------------------------------------------
TriQuint Semiconductor, Inc. 1                                    534,000                     2,702,040
---------------------------------------------------------------------------------------------------------
Ultra Clean Holdings, Inc. 1,2                                     70,500                       690,900
---------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates, Inc. 1                 289,470                     8,148,581
---------------------------------------------------------------------------------------------------------
Veeco Instruments, Inc. 1,2                                       127,700                     2,123,651
---------------------------------------------------------------------------------------------------------
Verigy Ltd. 1                                                     408,800                     7,701,792
---------------------------------------------------------------------------------------------------------
Volterra Semiconductor Corp. 1,2                                   72,300                       819,159
---------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                      578,870                    13,748,163
---------------------------------------------------------------------------------------------------------
Zoran Corp. 1                                                     577,900                     7,894,114
                                                                                       ------------------
                                                                                            330,001,066
---------------------------------------------------------------------------------------------------------

SOFTWARE--6.2%
Activision, Inc. 1                                                509,600                    13,917,176
---------------------------------------------------------------------------------------------------------
Actuate Corp. 1                                                   465,300                     1,907,730
---------------------------------------------------------------------------------------------------------
Advent Software, Inc. 1,2                                         249,790                    10,646,050
---------------------------------------------------------------------------------------------------------
Ansoft Corp. 1                                                     75,846                     2,314,820
---------------------------------------------------------------------------------------------------------
Ansys, Inc. 1                                                     254,260                     8,777,055
---------------------------------------------------------------------------------------------------------
ArcSight, Inc. 1                                                   18,000                       124,380
---------------------------------------------------------------------------------------------------------
Aspen Technology, Inc. 1,2                                        927,790                    11,829,323
---------------------------------------------------------------------------------------------------------
Autodesk, Inc. 1                                                  322,300                    10,146,004
---------------------------------------------------------------------------------------------------------
BEA Systems, Inc. 1                                               784,600                    15,025,090
---------------------------------------------------------------------------------------------------------
Blackbaud, Inc.                                                   328,124                     7,966,851
---------------------------------------------------------------------------------------------------------
Blackboard, Inc. 1,2                                              151,400                     5,046,162
---------------------------------------------------------------------------------------------------------
BMC Software, Inc. 1                                              394,600                    12,832,392
---------------------------------------------------------------------------------------------------------
Bottomline Technologies, Inc. 1,2                                   2,900                        36,540
---------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                    797,600                     8,518,368
---------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd. 1                          329,600                     7,383,040
---------------------------------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                             59,160                     1,735,163
---------------------------------------------------------------------------------------------------------
Commvault Systems, Inc. 1,2                                       233,960                     2,901,104
---------------------------------------------------------------------------------------------------------
Compuware Corp. 1                                                 985,300                     7,232,102
---------------------------------------------------------------------------------------------------------
Concur Technologies, Inc. 1,2                                     218,820                     6,794,361
---------------------------------------------------------------------------------------------------------
Deltek, Inc. 1,2                                                   24,857                       322,644
---------------------------------------------------------------------------------------------------------

                  26 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
SOFTWARE CONTINUED
---------------------------------------------------------------------------------------------------------
Double-Take Software, Inc. 1,2                                    132,900              $      1,552,272
---------------------------------------------------------------------------------------------------------
Epicor Software Corp. 1,2                                          32,000                       358,400
---------------------------------------------------------------------------------------------------------
EPIQ Systems, Inc. 1,2                                            163,150                     2,532,088
---------------------------------------------------------------------------------------------------------
Fair Isaac Corp. 2                                                245,700                     5,287,464
---------------------------------------------------------------------------------------------------------
FalconStor Software, Inc. 1,2                                     230,300                     1,752,583
---------------------------------------------------------------------------------------------------------
Henry (Jack) & Associates, Inc. 2                                 336,400                     8,298,988
---------------------------------------------------------------------------------------------------------
i2 Technologies, Inc. 1,2                                           2,000                        22,520
---------------------------------------------------------------------------------------------------------
Informatica Corp. 1,2                                             840,900                    14,345,754
---------------------------------------------------------------------------------------------------------
Interactive Intelligence, Inc. 1,2                                154,800                     1,821,996
---------------------------------------------------------------------------------------------------------
Intervoice, Inc. 1,2                                              177,500                     1,412,900
---------------------------------------------------------------------------------------------------------
Intuit, Inc. 1                                                     24,800                       669,848
---------------------------------------------------------------------------------------------------------
JDA Software Group, Inc. 1                                        194,300                     3,545,975
---------------------------------------------------------------------------------------------------------
Lawson Software, Inc. 1,2                                       1,205,800                     9,079,674
---------------------------------------------------------------------------------------------------------
Manhattan Associates, Inc. 1,2                                     73,700                     1,689,941
---------------------------------------------------------------------------------------------------------
McAfee, Inc. 1                                                    318,800                    10,549,092
---------------------------------------------------------------------------------------------------------
Mentor Graphics Corp. 1,2                                          98,900                       873,287
---------------------------------------------------------------------------------------------------------
MICROS Systems, Inc. 1                                            299,800                    10,091,268
---------------------------------------------------------------------------------------------------------
MicroStrategy, Inc., Cl. A 1,2                                    158,500                    11,727,415
---------------------------------------------------------------------------------------------------------
NAVTEQ Corp. 1                                                     41,800                     2,842,400
---------------------------------------------------------------------------------------------------------
Net 1 UEPS Technologies, Inc. 1                                   264,100                     5,955,455
---------------------------------------------------------------------------------------------------------
NetScout Systems, Inc. 1                                          132,700                     1,234,110
---------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                  1,511,800                     9,509,222
---------------------------------------------------------------------------------------------------------
Parametric Technology Corp. 1                                     296,350                     4,735,673
---------------------------------------------------------------------------------------------------------
Progress Software Corp. 1,2                                       175,800                     5,259,936
---------------------------------------------------------------------------------------------------------
PROS Holdings, Inc. 1,2                                           149,600                     1,877,480
---------------------------------------------------------------------------------------------------------
Quest Software, Inc. 1,2                                          644,100                     8,418,387
---------------------------------------------------------------------------------------------------------
Radiant Systems, Inc. 1,2                                         244,300                     3,412,871
---------------------------------------------------------------------------------------------------------
Salesforce.com, Inc. 1                                            178,500                    10,329,795
---------------------------------------------------------------------------------------------------------
Secure Computing Corp. 1                                          108,800                       701,760
---------------------------------------------------------------------------------------------------------
Sonic Solutions, Inc. 1,2                                          63,300                       610,845
---------------------------------------------------------------------------------------------------------
SPSS, Inc. 1,2                                                    106,300                     4,122,314
---------------------------------------------------------------------------------------------------------
Sybase, Inc. 1                                                    314,400                     8,268,720
---------------------------------------------------------------------------------------------------------
Synchronoss Technologies, Inc. 1,2                                112,800                     2,259,384
---------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                   52,300                     1,187,733
---------------------------------------------------------------------------------------------------------
Taleo Corp., Cl. A 1                                              165,300                     3,206,820
---------------------------------------------------------------------------------------------------------
The9 Ltd., ADR 1,2                                                 49,457                     1,013,869
---------------------------------------------------------------------------------------------------------
TIBCO Software, Inc. 1                                          1,671,700                    11,935,938
---------------------------------------------------------------------------------------------------------
Tyler Technologies, Inc. 1,2                                      281,300                     3,932,574
---------------------------------------------------------------------------------------------------------
Ultimate Software Group, Inc. (The) 1,2                            56,900                     1,710,414
---------------------------------------------------------------------------------------------------------
Wind River Systems, Inc. 1,2                                      481,134                     3,723,977
                                                                                       ------------------
                                                                                            317,317,497
---------------------------------------------------------------------------------------------------------

                  27 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
MATERIALS--7.8%
---------------------------------------------------------------------------------------------------------

CHEMICALS--3.2%
American Vanguard Corp. 2                                          12,700              $        211,328
---------------------------------------------------------------------------------------------------------
Arch Chemicals, Inc. 2                                            299,800                    11,170,548
---------------------------------------------------------------------------------------------------------
Ashland, Inc.                                                     168,600                     7,974,780
---------------------------------------------------------------------------------------------------------
Calgon Carbon Corp. 1,2                                           319,200                     4,803,960
---------------------------------------------------------------------------------------------------------
Celanese Corp., Series A                                           75,900                     2,963,895
---------------------------------------------------------------------------------------------------------
CF Industries Holdings, Inc. 2                                    144,700                    14,993,814
---------------------------------------------------------------------------------------------------------
Cytec Industries, Inc.                                            132,400                     7,129,740
---------------------------------------------------------------------------------------------------------
Eastman Chemical Co.                                              140,500                     8,774,225
---------------------------------------------------------------------------------------------------------
Ferro Corp.                                                       198,000                     2,942,280
---------------------------------------------------------------------------------------------------------
Flotek Industries, Inc. 1                                          60,900                       888,531
---------------------------------------------------------------------------------------------------------
FMC Corp.                                                          10,800                       599,292
---------------------------------------------------------------------------------------------------------
Fuller (H.B.) Co. 2                                               311,800                     6,363,838
---------------------------------------------------------------------------------------------------------
GenTek, Inc. 1,2                                                   17,600                       529,408
---------------------------------------------------------------------------------------------------------
Hercules, Inc.                                                    417,600                     7,637,904
---------------------------------------------------------------------------------------------------------
ICO, Inc. 1,2                                                     223,200                     1,549,008
---------------------------------------------------------------------------------------------------------
Innophos Holdings, Inc. 2                                          68,600                     1,103,774
---------------------------------------------------------------------------------------------------------
Innospec, Inc.                                                    110,505                     2,342,706
---------------------------------------------------------------------------------------------------------
Koppers Holdings, Inc. 2                                          186,800                     8,277,108
---------------------------------------------------------------------------------------------------------
Landec Corp. 1,2                                                  194,100                     1,636,263
---------------------------------------------------------------------------------------------------------
LSB Industries, Inc. 1,2                                          107,200                     1,580,128
---------------------------------------------------------------------------------------------------------
Minerals Technologies, Inc. 2                                      69,000                     4,333,200
---------------------------------------------------------------------------------------------------------
NewMarket Corp. 2                                                 154,660                    11,669,097
---------------------------------------------------------------------------------------------------------
OM Group, Inc. 1,2                                                299,100                    16,312,914
---------------------------------------------------------------------------------------------------------
Penford Corp.                                                       8,900                       193,397
---------------------------------------------------------------------------------------------------------
PolyOne Corp. 1,2                                                   3,400                        21,658
---------------------------------------------------------------------------------------------------------
Rockwood Holdings, Inc. 1                                          18,328                       600,609
---------------------------------------------------------------------------------------------------------
Schulman (A.), Inc. 2                                             114,100                     2,342,473
---------------------------------------------------------------------------------------------------------
Sensient Technologies Corp. 2                                     419,590                    12,373,709
---------------------------------------------------------------------------------------------------------
ShengdaTech, Inc. 1,2                                             150,000                     1,275,000
---------------------------------------------------------------------------------------------------------
Spartech Corp. 2                                                   39,000                       329,550
---------------------------------------------------------------------------------------------------------
Stepan Co. 2                                                       40,000                     1,529,200
---------------------------------------------------------------------------------------------------------
Terra Industries, Inc. 1,2                                        339,254                    12,053,695
---------------------------------------------------------------------------------------------------------
W.R. Grace & Co. 1,2                                               76,500                     1,745,730
---------------------------------------------------------------------------------------------------------
Zep, Inc.                                                         172,575                     2,799,167
                                                                                       ------------------
                                                                                            161,051,929
---------------------------------------------------------------------------------------------------------

CONTAINERS & PACKAGING--0.7%
AptarGroup, Inc.                                                   54,000                     2,102,220
---------------------------------------------------------------------------------------------------------
Greif, Inc., Cl. A                                                121,100                     8,226,323
---------------------------------------------------------------------------------------------------------
Myers Industries, Inc.                                            135,700                     1,781,741
---------------------------------------------------------------------------------------------------------
Owens-Illinois, Inc. 1                                             99,800                     5,631,714
---------------------------------------------------------------------------------------------------------
Packaging Corp. of America                                         29,800                       665,434
---------------------------------------------------------------------------------------------------------
Rock-Tenn Co., Cl. A 2                                            518,700                    15,545,439
---------------------------------------------------------------------------------------------------------
Silgan Holdings, Inc.                                              46,700                     2,317,721
                                                                                       ------------------
                                                                                             36,270,592
---------------------------------------------------------------------------------------------------------

                  28 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
METALS & MINING--3.8%
AK Steel Holding Corp.                                            187,200              $     10,187,424
---------------------------------------------------------------------------------------------------------
AMCOL International Corp. 2                                        59,500                     1,858,185
---------------------------------------------------------------------------------------------------------
Amerigo Resources Ltd.                                            757,900                     1,609,647
---------------------------------------------------------------------------------------------------------
Brush Engineered Materials, Inc. 1,2                               44,500                     1,142,315
---------------------------------------------------------------------------------------------------------
Carpenter Technology Corp.                                        159,000                     8,899,230
---------------------------------------------------------------------------------------------------------
Century Aluminum Co. 1,2                                          266,000                    17,619,840
---------------------------------------------------------------------------------------------------------
Cleveland-Cliffs, Inc.                                             11,500                     1,377,930
---------------------------------------------------------------------------------------------------------
Compass Minerals International, Inc.                              313,800                    18,507,924
---------------------------------------------------------------------------------------------------------
Farallon Resources Ltd. 1                                       1,036,200                       797,504
---------------------------------------------------------------------------------------------------------
Haynes International, Inc. 1,2                                     11,100                       609,168
---------------------------------------------------------------------------------------------------------
Hecla Mining Co. 1,2                                            1,676,500                    18,709,740
---------------------------------------------------------------------------------------------------------
Kaiser Aluminum Corp. 2                                            36,200                     2,508,660
---------------------------------------------------------------------------------------------------------
Olympic Steel, Inc. 2                                              49,500                     2,232,450
---------------------------------------------------------------------------------------------------------
Quanex Corp. 2                                                    328,873                    17,015,889
---------------------------------------------------------------------------------------------------------
Redcorp Ventures Ltd. 1,4                                       4,502,900                     1,008,979
---------------------------------------------------------------------------------------------------------
Reliance Steel & Aluminum Co.                                     147,700                     8,841,322
---------------------------------------------------------------------------------------------------------
Schnitzer Steel Industries, Inc. 2                                204,300                    14,509,386
---------------------------------------------------------------------------------------------------------
Sims Group Ltd., Sponsored ADR                                    685,520                    18,865,510
---------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc.                                              447,800                    14,795,312
---------------------------------------------------------------------------------------------------------
United States Steel Corp.                                         158,600                    20,121,582
---------------------------------------------------------------------------------------------------------
Universal Stainless & Alloy Products, Inc. 1,2                     14,300                       424,853
---------------------------------------------------------------------------------------------------------
Worthington Industries, Inc. 2                                    695,200                    11,728,024
---------------------------------------------------------------------------------------------------------
Yamana Gold, Inc.                                                  51,405                       754,210
                                                                                       ------------------
                                                                                            194,125,084
---------------------------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS--0.1%
AbitibiBowater, Inc. 2                                             59,832                       772,431
---------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc. 1,2                                    244,400                     2,727,504
---------------------------------------------------------------------------------------------------------
Glatfelter 2                                                       57,300                       865,803
---------------------------------------------------------------------------------------------------------
Schweitzer-Mauduit International, Inc. 2                           89,400                     2,068,716
---------------------------------------------------------------------------------------------------------
Wausau Paper Corp. 2                                               58,700                       484,862
                                                                                       ------------------
                                                                                              6,919,316
---------------------------------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES--1.6%
---------------------------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES--1.1%
Alaska Communications Systems Group, Inc. 2                       249,500                     3,053,880
---------------------------------------------------------------------------------------------------------
Atlantic Tele-Network, Inc. 2                                      93,585                     3,165,981
---------------------------------------------------------------------------------------------------------
Cbeyond, Inc. 1,2                                                 120,300                     2,260,437
---------------------------------------------------------------------------------------------------------
CenturyTel, Inc.                                                  235,600                     7,831,344
---------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc. 1                                         3,060,400                    13,037,304
---------------------------------------------------------------------------------------------------------
Consolidated Communications Holdings, Inc. 2                       83,241                     1,259,436
---------------------------------------------------------------------------------------------------------
Iowa Telecommunications Services, Inc. 2                           82,800                     1,468,044
---------------------------------------------------------------------------------------------------------
NTELOS Holdings Corp.                                             397,600                     9,621,920
---------------------------------------------------------------------------------------------------------
Premiere Global Services, Inc. 1,2                                965,280                    13,842,115
                                                                                       ------------------
                                                                                             55,540,461
---------------------------------------------------------------------------------------------------------

                   29 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Centennial Communications Corp. 1,2                               456,900              $      2,700,279
---------------------------------------------------------------------------------------------------------
Rural Cellular Corp., Cl. A 1,2                                    36,700                     1,623,241
---------------------------------------------------------------------------------------------------------
Syniverse Holdings, Inc. 1                                        759,965                    12,661,017
---------------------------------------------------------------------------------------------------------
Telephone & Data Systems, Inc. 2                                  206,000                     8,089,620
---------------------------------------------------------------------------------------------------------
USA Mobility, Inc.                                                 26,400                       188,496
                                                                                       ------------------
                                                                                             25,262,653
---------------------------------------------------------------------------------------------------------

UTILITIES--1.4%
---------------------------------------------------------------------------------------------------------

ELECTRIC UTILITIES--0.1%
El Paso Electric Co. 1                                            224,100                     4,789,017
---------------------------------------------------------------------------------------------------------
Otter Tail Corp. 2                                                 40,800                     1,443,912
---------------------------------------------------------------------------------------------------------
UniSource Energy Corp.                                             64,700                     1,440,222
                                                                                       ------------------
                                                                                              7,673,151
---------------------------------------------------------------------------------------------------------

ENERGY TRADERS--0.4%
Canadian Hydro Developers, Inc. 1                                 306,000                     1,934,765
---------------------------------------------------------------------------------------------------------
Mirant Corp. 1                                                    286,700                    10,433,013
---------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                            318,500                     7,532,525
                                                                                       ------------------
                                                                                             19,900,303
---------------------------------------------------------------------------------------------------------

GAS UTILITIES--0.6%
Laclede Group, Inc. (The) 2                                        50,700                     1,806,441
---------------------------------------------------------------------------------------------------------
New Jersey Resources Corp. 2                                       29,150                       905,108
---------------------------------------------------------------------------------------------------------
Northwest Natural Gas Co. 2                                       254,000                    11,033,760
---------------------------------------------------------------------------------------------------------
Piedmont Natural Gas Co., Inc. 2                                   80,500                     2,113,930
---------------------------------------------------------------------------------------------------------
Southwest Gas Corp.                                                58,300                     1,630,068
---------------------------------------------------------------------------------------------------------
WGL Holdings, Inc. 2                                              426,100                    13,660,766
                                                                                       ------------------
                                                                                             31,150,073
---------------------------------------------------------------------------------------------------------

MULTI-UTILITIES--0.2%
Alliant Energy Corp.                                              132,900                     4,652,829
---------------------------------------------------------------------------------------------------------
Energy East Corp.                                                  66,500                     1,603,980
---------------------------------------------------------------------------------------------------------
Vectren Corp.                                                      60,500                     1,623,215
                                                                                       ------------------
                                                                                              7,880,024
---------------------------------------------------------------------------------------------------------

WATER UTILITIES--0.1%
California Water Service Group                                     14,300                       545,535
---------------------------------------------------------------------------------------------------------
Cascal NV 1                                                       289,300                     3,471,600
                                                                                       ------------------
                                                                                              4,017,135
                                                                                       ------------------
Total Common Stocks (Cost $5,203,650,376)                                                 5,049,092,381

                                                                     Units
---------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
---------------------------------------------------------------------------------------------------------

Ares Capital Corp. Rts., Exp. 4/21/08 1,2                          27,233                        15,250
---------------------------------------------------------------------------------------------------------
MCG Capital Corp. Rts., Exp. 4/18/08 1                             10,857                        11,617
---------------------------------------------------------------------------------------------------------
Redcorp Ventures Ltd. Wts., Exp. 7/5/09 1                       2,251,450                        71,287
                                                                                       ------------------
Total Rights, Warrants and Certificates (Cost $0)                                                98,154

                  30 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                                  Shares                     Value
---------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY--1.1%
---------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E,
3.29% 5,6 (Cost $55,550,373)                                   55,550,373              $     55,550,373
---------------------------------------------------------------------------------------------------------

Total Investments, at Value (excluding Investments Purchased with
Cash Collateral from Securities Loaned) (Cost $5,259,200,749)                              5,104,740,908
---------------------------------------------------------------------------------------------------------

                                                            Principal
                                                             Amount
---------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--23.7% 7
---------------------------------------------------------------------------------------------------------

ASSET-BACKED FLOATING NOTE--2.1%
Carrington Mortgage Loan Trust, Series 2007-RFC1, Cl.
A1, 2.66%, 4/25/08                                       $     16,622,972                    15,716,771
---------------------------------------------------------------------------------------------------------
Credit-Based Asset Servicing & Securitization LLC,
2.65%, 4/25/08                                                  3,532,460                     3,468,942
---------------------------------------------------------------------------------------------------------
GSAA Home Equity Trust, Series 2005-15, Cl. 2A1,
2.70%, 4/25/08                                                  2,539,170                     2,529,711
---------------------------------------------------------------------------------------------------------
Home Equity Asset Trust, Series 2006-6, Cl. 2A1,
2.67%, 4/25/08                                                  3,684,409                     3,577,826
---------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Series 2007-NC2, Cl.
A2A, 2.72%, 4/25/08                                            14,598,363                    13,984,239
---------------------------------------------------------------------------------------------------------
Morgan Stanley ABS Capital I, Series 2007-NC4, Cl.
A2A, 2.69%, 4/25/08                                            19,663,390                    16,964,728
---------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Series 2007-2, Cl.
SA1, 2.70%, 4/25/08                                            10,037,938                     9,498,771
---------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust,
Series 2006 BC1, Cl. A2A, 2.69%, 4/25/08                        1,515,293                     1,506,349
---------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Series
2005-11, Cl. A4, 2.70%, 4/25/08                                   441,562                       441,028
---------------------------------------------------------------------------------------------------------
Whitehawk CDO Funding Corp., 2.85%, 6/16/08                    38,000,000                    37,923,789
                                                                                       ------------------
                                                                                            105,612,154
---------------------------------------------------------------------------------------------------------

BANK FLOATING RATE NOTE--0.6%
Wachovia Bank NA, 2.36%, 4/1/08                                31,000,000                    30,736,438
---------------------------------------------------------------------------------------------------------

DOMESTIC FLOATING CERTIFICATE OF DEPOSIT--2.6%
Comerica, 2.71%, 4/1/08                                        70,000,000                    69,972,700
---------------------------------------------------------------------------------------------------------
Manufactures & Traders, 3.07%, 4/15/08                         64,864,191                    64,902,500
                                                                                       ------------------
                                                                                            134,875,200
---------------------------------------------------------------------------------------------------------

FUNDING AGREEMENT/GUARANTEED INVESTMENT CONTRACT--0.7%
Protective Life Insurance Co., 2.48%, 4/28/08                  15,000,000                    15,000,000
---------------------------------------------------------------------------------------------------------
Protective Life Insurance Co., 3.46%, 4/29/08                  19,000,000                    19,000,000
                                                                                       ------------------
                                                                                             34,000,000
---------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--7.1%
Undivided interest of 0.92% in joint
repurchase agreement (Principal Amount/Value $7,000,000,000
with a maturity value of $7,000,486,111) with Barclays
Capital, 2.50%, dated 3/31/08, to be repurchased at
$64,560,236 on 4/1/08, collateralized by U.S. Agency
Mortgages, 0%-6.40%, 3/1/28-3/1/38, with a value
of $7,140,000,000                                              64,555,753                    64,555,753
---------------------------------------------------------------------------------------------------------

                  31 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                                                             Principal
                                                               Amount                        Value
---------------------------------------------------------------------------------------------------------
Undivided interest of 2.50% in joint repurchase
agreement (Principal Amount/Value $1,000,000,000,
with a maturity value of $1,000,072,222)  with Societe
Generale, New York Branch, 2.60%, dated 3/31/08, to
be repurchased at $25,001,806 on 4/1/08, collateralized
by U.S. Agency Mortgages, 2.74%-6%, 1/1/34-5/25/37,
with a value of $1,020,000,000                           $     25,000,000              $     25,000,000
---------------------------------------------------------------------------------------------------------
Undivided interest of 4.17% in joint repurchase
agreement (Principal Amount/Value $6,600,000,000 with a
maturity value of $6,600,577,500) with Barclays Capital,
3.15%, dated 3/31/08, to be repurchased at $275,024,063
on 4/1/08, collateralized by Private Label CMOs,
0%-6.50%,  6/12/24-9/18/56, with a value
of $6,930,000,000                                             275,000,000                   275,000,000
                                                                                       ------------------
                                                                                            364,555,753
---------------------------------------------------------------------------------------------------------

MEDIUM-TERM FLOATING NOTE--10.6%
AIG Match Funding Corp., 2.36%, 4/1/08                         40,000,000                    39,814,089
---------------------------------------------------------------------------------------------------------
American General Finance Corp., 4.56%, 4/9/08                  13,000,000                    12,858,248
---------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 2.79%, 6/16/08                   49,016,514                    48,998,187
---------------------------------------------------------------------------------------------------------
American Honda Finance Corp., 3%, 6/9/08                       13,506,453                    13,503,834
---------------------------------------------------------------------------------------------------------
Beta Finance, Inc., 2.38%, 4/1/08                              24,991,097                    24,566,750
---------------------------------------------------------------------------------------------------------
Caixa Catal, 3.04%, 6/9/08                                     15,000,000                    14,986,680
---------------------------------------------------------------------------------------------------------
CC USA, Inc., 2.38%, 4/1/08                                    25,490,908                    25,084,962
---------------------------------------------------------------------------------------------------------
Fifth Third Bancorp, 2.61%, 4/23/08                             2,000,000                     1,994,378
---------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc., 2.41%, 4/1/08                       25,000,000                    24,728,250
---------------------------------------------------------------------------------------------------------
HBOS Treasury Services plc, 2.37%, 4/1/08                       3,000,000                     2,998,773
---------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 3.10%, 4/7/08                               3,000,000                     2,994,207
---------------------------------------------------------------------------------------------------------
Jackson National Life Global Fund, 3.10%, 6/2/08               25,000,000                    24,823,925
---------------------------------------------------------------------------------------------------------
K2 (USA) LLC, 2.37%, 4/1/08                                    49,981,276                    49,052,800
---------------------------------------------------------------------------------------------------------
LINKS Finance LLC, 2.37%, 4/1/08                               44,985,995                    43,941,555
---------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 2.37%, 4/1/08                         18,000,000                    17,505,792
---------------------------------------------------------------------------------------------------------
MBIA Global Funding LLC, 2.37%, 4/1/08                          8,000,000                     7,531,120
---------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 2.41%, 4/1/08                             30,000,000                    29,476,230
---------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 2.42%, 4/1/08                             40,000,000                    39,216,080
---------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding, 2.59%, 4/22/08               38,500,000                    38,470,163
---------------------------------------------------------------------------------------------------------
Nationwide Global Fund I, 2.80%, 6/16/08                       54,027,215                    54,537,308
---------------------------------------------------------------------------------------------------------
PACCAR Financial Corp., 3.09%, 5/28/08                          7,502,718                     7,496,978
---------------------------------------------------------------------------------------------------------
Pricoa Global Funding I, 2.90%, 6/12/08                        14,000,971                    13,997,298
                                                                                       ------------------
                                                                                            538,577,607
                                                                                       ------------------
Total Investments Purchased with Cash Collateral from Securities Loaned
  (Cost $1,219,065,140)                                                                   1,208,357,152
---------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $6,478,265,889)                   123.8%                6,313,098,060
---------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                               (23.8)               (1,215,378,529)
                                                         ------------------------------------------------

Net Assets                                                          100.0%             $  5,097,719,531
                                                         ================================================

Footnotes to Statement of Investments

-----------------
1.    Non-income producing security.

2.    Partial or fully-loaned security. See accompanying Notes.

3. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of March 31, 2008 was $455,453, which represents 0.01% of the Fund's net assets, all of which is considered restricted. See accompanying Notes. Information concerning restricted securities is as follows:

                   32 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

                      ACQUISITION                              UNREALIZED
SECURITY                 DATE         COST         VALUE      DEPRECIATION
-------------------   ----------   ----------   ----------   --------------
Tusk Energy Corp.      11/15/04    $ 492,524    $ 455,453    $       37,071

-------------------
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $2,306,492 or 0.05% of the Fund's net assets as of March 31, 2008.

5.    Rate shown is the 7-day yield as of March 31, 2008.

6. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                   SHARES             GROSS              GROSS                SHARES
                                               JUNE 30, 2007        ADDITIONS          REDUCTIONS        MARCH 31, 2008
-------------------------------------------    --------------      -------------      -------------      --------------
Oppenheimer Institutional Money Market
  Fund, Cl. E                                    59,435,689        1,266,489,083      1,270,374,399        55,550,373

                                                                        DIVIDEND
                                                    VALUE               INCOME
-------------------------------------------    --------------       --------------
Oppenheimer Institutional Money Market
  Fund, Cl. E                                  $   55,550,373       $    1,633,625

-------------------
7. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See accompanying Notes.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

                   33 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ILLIQUID OR RESTRICTED SECURITIES As of March 31, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The loans are secured by collateral (either securities, letters of credit, or cash) in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower and recognizes the gain or loss in the fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of March 31, 2008, the Fund had on loan securities valued at $1,190,469,386. Collateral of $1,208,357,152 was received for the loans, all of which was received in cash and subsequently invested in approved instruments.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of March 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2008 are noted below. The primary

                   34 | Oppenheimer Main Street Small Cap Fund

Oppenheimer Main Street Small Cap Fund

STATEMENT OF INVESTMENTS March 31, 2008 / Unaudited

difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $   6,513,794,046
                                              ==================

Gross unrealized appreciation                 $     464,426,569
Gross unrealized depreciation                      (665,122,555)
                                              ------------------
Net unrealized depreciation                   $    (200,695,986)
                                              ==================

                   35 | Oppenheimer Main Street Small Cap Fund



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 05/14/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 05/14/2008